UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2010

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report	January 31, 2010

LIVESTRONG® Portfolios from
American Century Investments®

LIVESTRONG® Income Portfolio

LIVESTRONG® 2015 Portfolio

LIVESTRONG® 2020 Portfolio

LIVESTRONG® 2025 Portfolio

LIVESTRONG® 2030 Portfolio

LIVESTRONG® 2035 Portfolio

LIVESTRONG® 2040 Portfolio

LIVESTRONG® 2045 Portfolio

LIVESTRONG® 2050 Portfolio

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3

LIVESTRONG® Portfolios from American Century Investments

Performance	4
Portfolio Commentary	15
Market Index Total Returns	16
Underlying Fund Allocations	17

Shareholder Fee Examples	20

Financial Statements

Schedule of Investments	26
Statement of Assets and Liabilities	31
Statement of Operations	34
Statement of Changes in Net Assets	37
Notes to Financial Statements	42
Financial Highlights	63

Other Information

Additional Information	99
Index Definitions	100

American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit www.livestrong.org.

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended January 31, 2010, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

In my first letter to shareholders of the American Century Investments funds, I invited you to contact me with your questions. I have been gratified with your response. Most shareholder inquiries to date have related to specific fund performance issues. As I noted in my individual responses, your board through the Fund Performance Committee continues to stress improved performance in our quarterly meetings with chief investment officers and fund managers.

An important part of our fund performance review process is a face-to-face meeting with portfolio managers. The board traveled to the American Century Investments office in Mountain View, California to meet with the fund of funds and asset allocation portfolio management teams. These meetings validated the importance of thorough reviews of investment opportunities by the credit management personnel resident in that office. As a result of their efforts, American Century Investments funds were able to avoid the “toxic assets” that plagued many other fund families in 2008.

From April through June 2009, the board conducted its annual review of the advisory contracts between American Century Investments and each fund. Our efforts involved a review of fund information, including assets under management; total expense ratio compared to peers; economies of scale; fee breakpoints that reduce shareholder costs as assets increase; performance compared to peers and benchmarks; and the quality of services provided to fund shareholders. A detailed discussion of board considerations in connection with advisory contract renewal is included annually in each fund’s shareholder reports. During this review, the board focuses on a detailed comparison of the competitive position of each fund and has negotiated more than 60 breakpoints or fee reductions in the past five years.

The board looks forward to another year of work on your behalf and your comments are appreciated. You are invited to email me at dhpratt@fundboardchair.com.

Performance

LIVESTRONG Portfolios

Total Returns as of January 31, 2010
				Average Annual Returns
	Ticker				Since	Inception
	Symbol	6 months(1)	1 year	5 years	Inception	Date
LIVESTRONG Income Portfolio
Investor Class	ARTOX	6.08%	19.50%	3.09%	3.78%	8/31/04
Russell 3000 Index(2)	—	10.16%	35.05%	0.57%	2.12%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	5.16%	5.11%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	5.40%	5.34%	—
Institutional Class	ATTIX	6.19%	19.74%	3.30%	3.99%	8/31/04
Advisor Class	ARTAX	5.94%	19.20%	2.84%	3.53%	8/31/04
R Class	ARSRX	5.81%	18.93%	2.57%	3.25%	8/31/04
LIVESTRONG 2015 Portfolio
Investor Class	ARFIX	6.56%	21.59%	3.41%	4.40%	8/31/04
Russell 3000 Index(2)	—	10.16%	35.05%	0.57%	2.12%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	5.16%	5.11%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	5.40%	5.34%	—
Institutional Class	ARNIX	6.66%	21.81%	3.64%	4.62%	8/31/04
Advisor Class	ARFAX	6.40%	21.29%	3.18%	4.15%	8/31/04
R Class	ARFRX	6.35%	20.98%	2.92%	3.89%	8/31/04
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	In January 2010, the fund’s fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital
U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of January 31, 2010
				Average Annual Returns
	Ticker				Since	Inception
	Symbol	6 months(1)	1 year	5 years	Inception	Date
LIVESTRONG 2020 Portfolio
Investor Class	ARBVX	7.01%	23.48%	—	-4.84%	5/30/08
Russell 3000 Index(2)	—	10.16%	35.05%	—	-12.51%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	—	6.94%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	—	7.40%	—
Institutional Class	ARBSX	6.97%	23.59%	—	-4.73%	5/30/08
Advisor Class	ARBMX	6.87%	23.03%	—	-5.13%	5/30/08
R Class	ARBRX	6.73%	22.73%	—	-5.36%	5/30/08
LIVESTRONG 2025 Portfolio
Investor Class	ARWIX	7.19%	24.69%	3.25%	4.47%	8/31/04
Russell 3000 Index(2)	—	10.16%	35.05%	0.57%	2.12%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	5.16%	5.11%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	5.40%	5.34%	—
Institutional Class	ARWFX	7.29%	24.94%	3.45%	4.67%	8/31/04
Advisor Class	ARWAX	7.14%	24.38%	2.99%	4.21%	8/31/04
R Class	ARWRX	6.98%	24.22%	2.75%	3.96%	8/31/04
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	In January 2010, the fund’s fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital
U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of January 31, 2010
				Average Annual Returns
	Ticker				Since	Inception
	Symbol	6 months(1)	1 year	5 years	Inception	Date
LIVESTRONG 2030 Portfolio
Investor Class	ARCVX	7.73%	26.44%	—	-7.54%	5/30/08
Russell 3000 Index(2)	—	10.16%	35.05%	—	-12.51%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	—	6.94%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	—	7.40%	—
Institutional Class	ARCSX	7.81%	26.88%	—	-7.37%	5/30/08
Advisor Class	ARCMX	7.47%	26.16%	—	-7.82%	5/30/08
R Class	ARCRX	7.33%	25.85%	—	-8.04%	5/30/08
LIVESTRONG 2035 Portfolio
Investor Class	ARYIX	8.07%	28.21%	2.83%	4.31%	8/31/04
Russell 3000 Index(2)	—	10.16%	35.05%	0.57%	2.12%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	5.16%	5.11%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	5.40%	5.34%	—
Institutional Class	ARLIX	8.17%	28.59%	3.03%	4.53%	8/31/04
Advisor Class	ARYAX	7.91%	27.89%	2.57%	4.05%	8/31/04
R Class	ARYRX	7.75%	27.57%	2.31%	3.80%	8/31/04
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	In January 2010, the fund’s fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital
U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of January 31, 2010
				Average Annual Returns
	Ticker				Since	Inception
	Symbol	6 months(1)	1 year	5 years	Inception	Date
LIVESTRONG 2040 Portfolio
Investor Class	ARDVX	8.32%	29.95%	—	-9.25%	5/30/08
Russell 3000 Index(2)	—	10.16%	35.05%	—	-12.51%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	—	6.94%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	—	7.40%	—
Institutional Class	ARDSX	8.54%	30.21%	—	-9.08%	5/30/08
Advisor Class	ARDMX	8.33%	29.63%	—	-9.46%	5/30/08
R Class	ARDRX	8.07%	29.35%	—	-9.74%	5/30/08
LIVESTRONG 2045 Portfolio
Investor Class	AROIX	8.46%	30.67%	2.46%	4.10%	8/31/04
Russell 3000 Index(2)	—	10.16%	35.05%	0.57%	2.12%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	5.16%	5.11%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	5.40%	5.34%	—
Institutional Class	AOOIX	8.67%	31.06%	2.69%	4.32%	8/31/04
Advisor Class	AROAX	8.42%	30.51%	2.23%	3.85%	8/31/04
R Class	ARORX	8.26%	30.19%	1.97%	3.59%	8/31/04
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	In January 2010, the fund’s fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital
U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of January 31, 2010
				Average Annual Returns
	Ticker				Since	Inception
	Symbol	6 months(1)	1 year	5 years	Inception	Date
LIVESTRONG 2050 Portfolio
Investor Class	ARFVX	8.65%	31.15%	—	-11.22%	5/30/08
Russell 3000 Index(2)	—	10.16%	35.05%	—	-12.51%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	—	6.94%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	—	7.40%	—
Institutional Class	ARFSX	8.72%	31.41%	—	-11.06%	5/30/08
Advisor Class	ARFMX	8.52%	31.04%	—	-11.43%	5/30/08
R Class	ARFWX	8.40%	30.71%	—	-11.64%	5/30/08
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	In January 2010, the fund’s fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays Capital
U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century Investments’ fixed-
income teams. The investment process is unchanged.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of January 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

One-Year Returns Over Life of Class
Periods ended January 31	2005	2006	2007	2008	2009	2010
LIVESTRONG Income Portfolio — Investor Class	5.00%(1)	5.54%	8.18%	4.58%	-18.38%	19.50%
LIVESTRONG 2015 Portfolio — Investor Class	6.80%(1)	8.55%	9.07%	4.76%	-21.57%	21.59%
LIVESTRONG 2020 Portfolio — Investor Class	—	—	—	—	-25.47%(2)	23.48%
LIVESTRONG 2025 Portfolio — Investor Class	8.00%(1)	11.30%	9.99%	3.82%	-25.95%	24.69%
LIVESTRONG 2030 Portfolio — Investor Class	—	—	—	—	-30.64%(2)	26.44%
LIVESTRONG 2035 Portfolio — Investor Class	9.33%(1)	13.33%	11.38%	3.00%	-31.03%	28.21%
LIVESTRONG 2040 Portfolio — Investor Class	—	—	—	—	-34.59%(2)	29.95%
LIVESTRONG 2045 Portfolio — Investor Class	10.07%(1)	14.20%	12.09%	2.46%	-34.09%	30.67%
LIVESTRONG 2050 Portfolio — Investor Class	—	—	—	—	-37.53%(2)	31.15%
Russell 3000 Index	8.87%(1)	12.67%	14.11%	-3.08%	-38.86%	35.05%
Barclays Capital U.S. Aggregate Bond Index	1.86%(1)	1.80%	4.28%	8.81%	2.59%	8.51%
Citigroup US Broad Investment-Grade Bond Index	1.91%(1)	1.91%	4.32%	9.32%	4.06%	7.54%
(1)	From 8/31/04, the Investor Class’s inception date. Not annualized.
(2)	From 5/30/08, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	Advisor Class	R Class
LIVESTRONG Income Portfolio	0.77%	0.57%	1.02%	1.27%
LIVESTRONG 2015 Portfolio	0.80%	0.60%	1.05%	1.30%
LIVESTRONG 2020 Portfolio	0.83%	0.63%	1.08%	1.33%
LIVESTRONG 2025 Portfolio	0.86%	0.66%	1.11%	1.36%
LIVESTRONG 2030 Portfolio	0.89%	0.69%	1.14%	1.39%
LIVESTRONG 2035 Portfolio	0.91%	0.71%	1.16%	1.41%
LIVESTRONG 2040 Portfolio	0.94%	0.74%	1.19%	1.44%
LIVESTRONG 2045 Portfolio	0.95%	0.75%	1.20%	1.45%
LIVESTRONG 2050 Portfolio	0.96%	0.76%	1.21%	1.46%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

LIVESTRONG Portfolios

Portfolio Managers: Enrique Chang, Scott Wittman, and Irina Torelli

Performance Summary

Each of the nine LIVESTRONG Portfolios advanced for the six months ended January 31, 2010, with returns ranging from 6.08%* for LIVESTRONG Income Portfolio to 8.65% for LIVESTRONG 2050 Portfolio (see pages 4–14 for more detailed performance information). The gains reflected positive performance across all asset classes represented in LIVESTRONG Portfolios during the six-month period.

Because of LIVESTRONG Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Stock Market Review

The U.S. stock market gained ground for the six-month period, extending a rally that began in March 2009. The market’s advance was driven by increasing investor confidence regarding a potential recovery from the sharp economic downturn in late 2008 and early 2009.

Signs of improvement were evident across many segments of the economy during the six months—home sales began to rise, manufacturing activity picked up, and retail sales figures showed uneven but promising results. Consequently, the U.S. economy grew at a 2.2% annual rate in the third quarter of 2009—its first positive quarterly growth rate in more than a year—and a 5.9% annual rate in the fourth quarter. In addition, cost-management efforts at many companies helped generate better-than-expected corporate earnings during the six-month period.

There were exceptions to the favorable economic data—most notably, the unemployment rate remained persistently elevated, reaching a 26-year high of 10.1% in October 2009 before falling back to 9.7% by the end of January 2010. Nonetheless, the overall economic picture was one of gradual improvement, and the stock market responded with a steady rally that persisted throughout much of the six-month period.

Stocks finished the period on a down note, giving back some of their gains late in the period as investors expressed some skepticism about the sustainability of the nascent economic recovery. Despite this hiccup, however, the broad stock indices gained approximately 10% overall for the six-month period. As the table on the next page indicates, mid-cap stocks posted the best results, while small-cap stocks lagged. Value-oriented shares outpaced growth issues across all market capitalizations, most notably in the small-cap segment of the market.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

LIVESTRONG Portfolios

Market Index Total Returns
For the six months ended January 31, 2010(1)
U.S. Stocks		U.S. Fixed Income
Russell 1000 Index (Large-Cap)	10.27%	Barclays Capital U.S.
Russell Midcap Index	13.45%	Aggregate Bond Index	3.87%
Russell 2000 Index (Small-Cap)	8.86%	Barclays Capital 10-Year
International Stocks		U.S. Treasury Note (Bellwether)	0.58%
MSCI EAFE (Europe, Australasia, Far East) Index	6.93%	Barclays Capital Three-Month
MSCI EM (Emerging Markets) Index	11.40%	U.S. Treasury Bill (Bellwether)	0.10%
(1) Total returns for periods less than one year are not annualized.		International Bonds
		Citigroup Non-U.S. World
		Government Bond Index	2.47%

International equity markets also advanced during the six-month period as optimistic investors embraced the hope that the improving economic environment would blossom into a full-fledged global recovery in 2010. Emerging markets generated the best returns, benefiting the most from rising expectations for a global economic expansion. Among developed markets, countries along the Pacific Rim were the top performers, with the notable exception of Japan.

Bond Market Review

U.S. bonds gained ground during the period, though to a lesser degree than the equity market. The bond market’s advance was led primarily by corporate bonds, which benefited substantially from the improving economic environment and higher-than-anticipated corporate profits. In particular, high-yield corporate bonds posted double-digit gains for the period.

In contrast, Treasury and government agency securities generated modestly positive returns and lagged the rest of the bond market. As the economic environment improved, Treasury securities fell out of favor as investors shifted to other higher-yielding segments of the bond market. In addition, an increase in supply—as the government issued more securities to fund its economic stimulus efforts—weighed on the Treasury market.

Mortgage-backed securities performed in line with the broad bond market. The positive impact of the Federal Reserve’s purchases of mortgage-backed securities to support the housing market was largely offset by an increase in mortgage refinancing activity.

International fixed-income markets also advanced for the reporting period, though they lagged the performance of the domestic bond market. While many countries continued to issue new debt to fund economic stimulus programs, much like the U.S., the new supply was more than offset by strong demand from financial institutions seeking to maintain liquidity and rebuild their balance sheets. In addition, a weaker U.S. dollar provided a modest boost to foreign bond returns for U.S. investors. Although the dollar appreciated versus the euro, it declined versus the Japanese yen and other major currencies.

LIVESTRONG Portfolios

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2010

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income	2015	2020	2025	2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Equity
NT Equity
Growth Fund	12.8%	12.6%	12.1%	12.3%	12.3%
NT Growth Fund	6.3%	7.6%	8.6%	10.2%	12.3%
NT Large Company
Value Fund	10.8%	11.1%	11.1%	11.6%	12.4%
NT Mid Cap
Value Fund	3.9%	4.6%	5.4%	5.2%	5.2%
NT Small
Company Fund	2.0%	1.9%	2.2%	3.2%	4.1%
NT VistaSM Fund	2.3%	3.3%	4.3%	4.8%	5.1%
Real Estate Fund	1.0%	1.2%	1.4%	1.7%	1.9%
NT Emerging
Markets Fund	—	1.0%	2.2%	2.6%	3.1%
NT International
Growth Fund	4.8%	5.6%	6.6%	8.1%	9.4%
Total Equity	43.9%	48.9%	53.9%	59.7%	65.8%
Fixed Income
High-Yield Fund	3.9%	3.7%	3.6%	3.2%	2.8%
Inflation-Adjusted
Bond Fund	7.8%	7.5%	7.2%	6.6%	5.8%
NT Diversified
Bond Fund	27.0%	26.2%	25.2%	22.8%	20.4%
International
Bond Fund	7.1%	6.0%	5.0%	2.5%	—
Total Fixed Income	45.8%	43.4%	41.0%	35.1%	29.0%
Premium Money
Market Fund	10.3%	7.7%	5.1%	5.2%	5.2%
Other Assets
and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)
(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG Portfolios

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2010

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2035	2040	2045	2050
	Portfolio	Portfolio	Portfolio	Portfolio
Equity
NT Equity Growth Fund	13.3%	14.4%	14.6%	15.2%
NT Growth Fund	13.3%	14.4%	14.6%	15.2%
NT Large Company Value Fund	13.4%	14.4%	14.9%	15.5%
NT Mid Cap Value Fund	6.2%	7.2%	7.3%	7.4%
NT Small Company Fund	4.1%	3.9%	4.4%	4.9%
NT VistaSM Fund	6.0%	7.1%	7.1%	7.4%
Real Estate Fund	2.2%	2.4%	2.7%	3.0%
NT Emerging Markets Fund	4.1%	5.2%	5.9%	6.4%
NT International Growth Fund	9.7%	10.2%	9.9%	9.5%
Total Equity	72.3%	79.2%	81.4%	84.5%
Fixed Income
High-Yield Fund	2.5%	2.1%	1.8%	1.5%
Inflation-Adjusted Bond Fund	5.0%	4.2%	3.7%	3.1%
NT Diversified Bond Fund	17.6%	14.5%	13.1%	10.9%
Total Fixed Income	25.1%	20.8%	18.6%	15.5%
Premium Money Market Fund	2.6%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)
(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2) Category is less than 0.05% of total net assets.

Fund Information

Each LIVESTRONG Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 17–18 for the specific underlying fund allocations for each LIVESTRONG Portfolio.) A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. LIVESTRONG Income Portfolio is generally intended for investors near, at, or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date LIVESTRONG Portfolio seeks the highest total return consistent with its asset mix. Each year, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, the portfolio’s allocation becomes more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and money market instruments. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.

LIVESTRONG Portfolios

Portfolio Performance

Within LIVESTRONG Portfolios, every stock fund gained ground during the six-month period. The top performer was the Real Estate Fund, which gained 24% amid improving economic conditions, continued access to capital, and a potential buyer’s market for commercial real estate in 2010 as financial institutions look to unload foreclosed properties. The NT Mid Cap Value Fund and NT Emerging Markets Fund also generated double-digit gains for the reporting period. The weakest performer on the equity side was the NT Vista Fund, LIVESTRONG Portfolios’ mid-cap growth component, which faced performance headwinds as stocks exhibiting accelerating growth and price momentum were out of favor for much of the period.

The leading performers among LIVESTRONG Portfolios’ fixed-income components were the High-Yield Fund, which returned more than 11% for the reporting period, and the Inflation-Adjusted Bond Fund, which benefited from concerns that the economic recovery could lead to higher inflation down the road. The International Bond Fund (which is represented only in LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, and LIVESTRONG 2025 Portfolio) posted a fractionally positive return for the six-month period.

The NT Diversified Bond Fund, LIVESTRONG Portfolios’ main fixed-income holding, performed in line with the broad domestic bond market. Sector allocation contributed positively to NT Diversified Bond’s performance, particularly an overweight position in corporate bonds and an underweight position in Treasury bonds. During the period, the management team positioned NT Diversified Bond for a flatter yield curve—a narrower gap between short- and long-term interest rates—as this gap reached historically wide levels in late 2009.

Outlook

Despite improving economic conditions over the past six months, we believe that the global recovery still faces several headwinds. Unemployment remains persistently high, consumers and businesses continue to deleverage amid elevated debt levels, and the federal government is producing sizable budget deficits in its efforts to sustain the recovery. Perhaps the greatest challenge will be whether the economy can maintain its momentum when the government’s temporary stimulus programs end. LIVESTRONG Portfolios’ broad diversification should prove valuable in an uncertain investment environment.

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	8/1/09 –	Expense	8/1/09 –	Expense
	8/1/09	1/31/10	1/31/10	Ratio(1)	1/31/10	Ratio(2)

LIVESTRONG Income Portfolio
Actual
Investor Class	$1,000	$1,060.80	$1.04	0.20%	$3.95	0.76%
Institutional Class	$1,000	$1,061.90	$0.00	0.00%(3)	$2.91	0.56%
Advisor Class	$1,000	$1,059.40	$2.34	0.45%	$5.24	1.01%
R Class	$1,000	$1,058.10	$3.63	0.70%	$6.54	1.26%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$3.87	0.76%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.85	0.56%
Advisor Class	$1,000	$1,022.94	$2.29	0.45%	$5.14	1.01%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.41	1.26%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	8/1/09 –	Expense	8/1/09 –	Expense
	8/1/09	1/31/10	1/31/10	Ratio(1)	1/31/10	Ratio(2)
LIVESTRONG 2015 Portfolio
Actual
Investor Class	$1,000	$1,065.60	$1.04	0.20%	$4.17	0.80%
Institutional Class	$1,000	$1,066.60	$0.00	0.00%(3)	$3.13	0.60%
Advisor Class	$1,000	$1,064.00	$2.34	0.45%	$5.46	1.05%
R Class	$1,000	$1,063.50	$3.64	0.70%	$6.76	1.30%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.08	0.80%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.06	0.60%
Advisor Class	$1,000	$1,022.94	$2.29	0.45%	$5.35	1.05%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.61	1.30%
LIVESTRONG 2020 Portfolio
Actual
Investor Class	$1,000	$1,070.10	$1.04	0.20%	$4.33	0.83%
Institutional Class	$1,000	$1,069.70	$0.00	0.00%(3)	$3.29	0.63%
Advisor Class	$1,000	$1,068.70	$2.35	0.45%	$5.63	1.08%
R Class	$1,000	$1,067.30	$3.65	0.70%	$6.93	1.33%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.23	0.83%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.21	0.63%
Advisor Class	$1,000	$1,022.94	$2.29	0.45%	$5.50	1.08%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.77	1.33%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	8/1/09 –	Expense	8/1/09 –	Expense
	8/1/09	1/31/10	1/31/10	Ratio(1)	1/31/10	Ratio(2)
LIVESTRONG 2025 Portfolio
Actual
Investor Class	$1,000	$1,071.90	$1.04	0.20%	$4.44	0.85%
Institutional Class	$1,000	$1,072.90	$0.00	0.00%(3)	$3.40	0.65%
Advisor Class	$1,000	$1,071.40	$2.35	0.45%	$5.74	1.10%
R Class	$1,000	$1,069.80	$3.65	0.70%	$7.04	1.35%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.33	0.85%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.31	0.65%
Advisor Class	$1,000	$1,022.94	$2.29	0.45%	$5.60	1.10%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.87	1.35%
LIVESTRONG 2030 Portfolio
Actual
Investor Class	$1,000	$1,077.30	$1.05	0.20%	$4.61	0.88%
Institutional Class	$1,000	$1,078.10	$0.00	0.00%(3)	$3.56	0.68%
Advisor Class	$1,000	$1,074.70	$2.35	0.45%	$5.91	1.13%
R Class	$1,000	$1,073.30	$3.66	0.70%	$7.21	1.38%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.48	0.88%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.47	0.68%
Advisor Class	$1,000	$1,022.94	$2.29	0.45%	$5.75	1.13%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.02	1.38%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	8/1/09 –	Expense	8/1/09 –	Expense
	8/1/09	1/31/10	1/31/10	Ratio(1)	1/31/10	Ratio(2)
LIVESTRONG 2035 Portfolio
Actual
Investor Class	$1,000	$1,080.70	$1.05	0.20%	$4.77	0.91%
Institutional Class	$1,000	$1,081.70	$0.00	0.00%(3)	$3.73	0.71%
Advisor Class	$1,000	$1,079.10	$2.36	0.45%	$6.08	1.16%
R Class	$1,000	$1,077.50	$3.67	0.70%	$7.38	1.41%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.63	0.91%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.62	0.71%
Advisor Class	$1,000	$1,022.94	$2.29	0.45%	$5.90	1.16%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.17	1.41%
LIVESTRONG 2040 Portfolio
Actual
Investor Class	$1,000	$1,083.20	$1.05	0.20%	$4.88	0.93%
Institutional Class	$1,000	$1,085.40	$0.00	0.00%(3)	$3.84	0.73%
Advisor Class	$1,000	$1,083.30	$2.36	0.45%	$6.20	1.18%
R Class	$1,000	$1,080.70	$3.67	0.70%	$7.50	1.43%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.74	0.93%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.72	0.73%
Advisor Class	$1,000	$1,022.94	$2.29	0.45%	$6.01	1.18%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.27	1.43%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	8/1/09 –	Expense	8/1/09 –	Expense
	8/1/09	1/31/10	1/31/10	Ratio(1)	1/31/10	Ratio(2)
LIVESTRONG 2045 Portfolio
Actual
Investor Class	$1,000	$1,084.60	$1.05	0.20%	$4.99	0.95%
Institutional Class	$1,000	$1,086.70	$0.00	0.00%(3)	$3.94	0.75%
Advisor Class	$1,000	$1,084.20	$2.36	0.45%	$6.30	1.20%
R Class	$1,000	$1,082.60	$3.67	0.70%	$7.61	1.45%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.84	0.95%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.82	0.75%
Advisor Class	$1,000	$1,022.94	$2.29	0.45%	$6.11	1.20%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.37	1.45%
LIVESTRONG 2050 Portfolio
Actual
Investor Class	$1,000	$1,086.50	$1.05	0.20%	$5.00	0.95%
Institutional Class	$1,000	$1,087.20	$0.00	0.00%(3)	$3.95	0.75%
Advisor Class	$1,000	$1,085.20	$2.37	0.45%	$6.31	1.20%
R Class	$1,000	$1,084.00	$3.68	0.70%	$7.62	1.45%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.84	0.95%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.82	0.75%
Advisor Class	$1,000	$1,022.94	$2.29	0.45%	$6.11	1.20%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.37	1.45%
(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

Schedule of Investments

LIVESTRONG Portfolios

JANUARY 31, 2010 (UNAUDITED)
	Shares	Value		Shares	Value
LIVESTRONG Income Portfolio			LIVESTRONG 2015 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.1%			DOMESTIC EQUITY FUNDS — 42.3%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	3,083,049	$ 25,188,510	Institutional Class	6,532,807	$ 53,373,033
NT Growth Fund			NT Growth Fund
Institutional Class	1,286,901	12,444,333	Institutional Class	3,330,216	32,203,189
NT Large Company Value			NT Large Company Value
Fund Institutional Class	2,852,295	21,363,689	Fund Institutional Class	6,306,583	47,236,307
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	873,112	7,770,697	Institutional Class	2,221,611	19,772,338
NT Small Company Fund			NT Small Company Fund
Institutional Class	589,928	3,869,928	Institutional Class	1,253,305	8,221,681
NT Vista Fund			NT Vista Fund
Institutional Class	597,050	4,633,108	Institutional Class	1,824,483	14,157,988
Real Estate Fund			Real Estate Fund
Institutional Class	138,998	1,880,643	Institutional Class	375,659	5,082,666
		77,150,908			180,047,202
DOMESTIC FIXED INCOME FUNDS — 38.7%			DOMESTIC FIXED INCOME FUNDS — 37.4%
High-Yield Fund			High-Yield Fund
Institutional Class	1,303,092	7,583,996	Institutional Class	2,723,372	15,850,025
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	1,324,582	15,431,380	Fund Institutional Class	2,740,226	31,923,633
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	5,044,117	53,215,434	Institutional Class	10,551,739	111,320,846
		76,230,810			159,094,504
MONEY MARKET FUNDS — 10.3%			MONEY MARKET FUNDS — 7.7%
Premium Money Market			Premium Money Market
Fund Investor Class	20,206,635	20,206,635	Fund Investor Class	32,633,068	32,633,068
INTERNATIONAL FIXED INCOME FUNDS — 7.1%			INTERNATIONAL EQUITY FUNDS — 6.6%
International Bond Fund			NT Emerging Markets Fund
Institutional Class	982,155	13,985,887	Institutional Class	458,444	3,933,449
INTERNATIONAL EQUITY FUNDS — 4.8%			NT International Growth
NT International Growth			Fund Institutional Class	2,909,046	23,883,268
Fund Institutional Class	1,164,397	9,559,700			27,816,717
TOTAL INVESTMENT			INTERNATIONAL FIXED INCOME FUNDS — 6.0%
SECURITIES — 100.0%			International Bond Fund
(Cost $179,874,001)		197,133,940	Institutional Class	1,802,706	25,670,534
OTHER ASSETS AND LIABILITIES(2)		21	TOTAL INVESTMENT
TOTAL NET ASSETS — 100.0%		$197,133,961	SECURITIES — 100.0%
			(Cost $403,764,011)		425,262,025
Notes to Schedule of Investments			OTHER ASSETS AND LIABILITIES(2)		25
(1)	Investments are funds within the American Century Investments		TOTAL NET ASSETS — 100.0%		$425,262,050
family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			Notes to Schedule of Investments
(2)	Category is less than 0.05% of total net assets.		(1)	Investments are funds within the American Century Investments
			family of funds, of which certain funds may be deemed to be under
			common control because of the same board of directors.
See Notes to Financial Statements.			(2)	Category is less than 0.05% of total net assets.

LIVESTRONG Portfolios

	Shares	Value		Shares	Value
LIVESTRONG 2020 Portfolio			LIVESTRONG 2025 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 45.1%			DOMESTIC EQUITY FUNDS — 49.0%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	2,882,861	$ 23,552,974	Institutional Class	8,548,405	$ 69,840,469
NT Growth Fund			NT Growth Fund
Institutional Class	1,731,456	16,743,180	Institutional Class	6,045,194	58,457,026
NT Large Company Value			NT Large Company Value
Fund Institutional Class	2,897,993	21,705,968	Fund Institutional Class	8,796,317	65,884,414
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	1,179,842	10,500,594	Institutional Class	3,304,703	29,411,857
NT Small Company Fund			NT Small Company Fund
Institutional Class	646,542	4,241,315	Institutional Class	2,738,444	17,964,193
NT Vista Fund			NT Vista Fund
Institutional Class	1,088,386	8,445,875	Institutional Class	3,504,285	27,193,251
Real Estate Fund			Real Estate Fund
Institutional Class	207,236	2,803,903	Institutional Class	712,510	9,640,260
		87,993,809			278,391,470
DOMESTIC FIXED INCOME FUNDS — 36.0%			DOMESTIC FIXED INCOME FUNDS — 32.6%
High-Yield Fund			High-Yield Fund
Institutional Class	1,188,761	6,918,589	Institutional Class	3,147,408	18,317,914
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	1,209,065	14,085,607	Fund Institutional Class	3,203,526	37,321,078
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	4,660,012	49,163,127	Institutional Class	12,292,812	129,689,167
		70,167,323			185,328,159
INTERNATIONAL EQUITY FUNDS — 8.8%			INTERNATIONAL EQUITY FUNDS — 10.7%
NT Emerging Markets Fund			NT Emerging Markets Fund
Institutional Class	486,097	4,170,712	Institutional Class	1,721,044	14,766,557
NT International Growth			NT International Growth
Fund Institutional Class	1,575,303	12,933,238	Fund Institutional Class	5,601,103	45,985,056
		17,103,950			60,751,613
MONEY MARKET FUNDS — 5.1%			MONEY MARKET FUNDS — 5.2%
Premium Money Market			Premium Money Market
Fund Investor Class	10,006,659	10,006,659	Fund Investor Class	29,456,452	29,456,452
INTERNATIONAL FIXED INCOME FUNDS — 5.0%			INTERNATIONAL FIXED INCOME FUNDS — 2.5%
International Bond Fund			International Bond Fund
Institutional Class	688,355	9,802,175	Institutional Class	1,011,227	14,399,873
TOTAL INVESTMENT			TOTAL INVESTMENT
SECURITIES — 100.0%			SECURITIES — 100.0%
(Cost $178,640,850)		195,073,916	(Cost $545,392,638)		568,327,567
OTHER ASSETS AND LIABILITIES(2)		34	OTHER ASSETS AND LIABILITIES(2)		6,040
TOTAL NET ASSETS — 100.0%		$195,073,950	TOTAL NET ASSETS — 100.0%		$568,333,607

Notes to Schedule of Investments			Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments		(1)	Investments are funds within the American Century Investments
family of funds, of which certain funds may be deemed to be under			family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.		(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

LIVESTRONG Portfolios

	Shares	Value		Shares	Value
LIVESTRONG 2030 Portfolio			LIVESTRONG 2035 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 53.3%			DOMESTIC EQUITY FUNDS — 58.5%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	2,448,227	$ 20,002,014	Institutional Class	5,639,475	$ 46,074,511
NT Growth Fund			NT Growth Fund
Institutional Class	2,065,782	19,976,112	Institutional Class	4,751,198	45,944,085
NT Large Company Value			NT Large Company Value
Fund Institutional Class	2,681,971	20,087,963	Fund Institutional Class	6,168,862	46,204,776
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	944,018	8,401,760	Institutional Class	2,401,885	21,376,776
NT Small Company Fund			NT Small Company Fund
Institutional Class	1,024,641	6,721,645	Institutional Class	2,140,060	14,038,794
NT Vista Fund			NT Vista Fund
Institutional Class	1,057,397	8,205,401	Institutional Class	2,690,779	20,880,445
Real Estate Fund			Real Estate Fund
Institutional Class	232,691	3,148,309	Institutional Class	558,125	7,551,431
		86,543,204			202,070,818
DOMESTIC FIXED INCOME FUNDS — 29.0%			DOMESTIC FIXED INCOME FUNDS — 25.1%
High-Yield Fund			High-Yield Fund
Institutional Class	798,770	4,648,842	Institutional Class	1,464,256	8,521,970
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	813,299	9,474,933	Fund Institutional Class	1,489,425	17,351,801
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	3,137,074	33,096,131	Institutional Class	5,770,223	60,875,853
		47,219,906			86,749,624
INTERNATIONAL EQUITY FUNDS — 12.5%			INTERNATIONAL EQUITY FUNDS — 13.8%
NT Emerging Markets Fund			NT Emerging Markets Fund
Institutional Class	589,983	5,062,054	Institutional Class	1,659,329	14,237,043
NT International Growth			NT International Growth
Fund Institutional Class	1,852,344	15,207,744	Fund Institutional Class	4,047,908	33,233,325
		20,269,798			47,470,368
MONEY MARKET FUNDS — 5.2%			MONEY MARKET FUNDS — 2.6%
Premium Money Market			Premium Money Market
Fund Investor Class	8,414,478	8,414,478	Fund Investor Class	8,984,506	8,984,506
TOTAL INVESTMENT			TOTAL INVESTMENT
SECURITIES — 100.0%			SECURITIES — 100.0%
(Cost $147,706,196)		162,447,386	(Cost $336,130,081)		345,275,316
OTHER ASSETS AND LIABILITIES(2)		23	OTHER ASSETS AND LIABILITIES(2)		19
TOTAL NET ASSETS — 100.0%		$162,447,409	TOTAL NET ASSETS — 100.0%		$345,275,335

Notes to Schedule of Investments			Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments		(1)	Investments are funds within the American Century Investments
family of funds, of which certain funds may be deemed to be under			family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.		(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

LIVESTRONG Portfolios

	Shares	Value		Shares	Value
LIVESTRONG 2040 Portfolio			LIVESTRONG 2045 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 63.8%			DOMESTIC EQUITY FUNDS — 65.6%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	1,353,895	$ 11,061,322	Institutional Class	3,335,777	$ 27,253,298
NT Growth Fund			NT Growth Fund
Institutional Class	1,142,367	11,046,689	Institutional Class	2,810,460	27,177,148
NT Large Company Value			NT Large Company Value
Fund Institutional Class	1,483,181	11,109,026	Fund Institutional Class	3,711,359	27,798,079
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	619,536	5,513,870	Institutional Class	1,521,676	13,542,917
NT Small Company Fund			NT Small Company Fund
Institutional Class	459,216	3,012,457	Institutional Class	1,260,993	8,272,114
NT Vista Fund			NT Vista Fund
Institutional Class	702,660	5,452,642	Institutional Class	1,695,214	13,154,861
Real Estate Fund			Real Estate Fund
Institutional Class	139,045	1,881,279	Institutional Class	372,078	5,034,215
		49,077,285			122,232,632
DOMESTIC FIXED INCOME FUNDS — 20.8%			DOMESTIC FIXED INCOME FUNDS — 18.6%
High-Yield Fund			High-Yield Fund
Institutional Class	271,118	1,577,907	Institutional Class	583,401	3,395,394
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	275,934	3,214,631	Fund Institutional Class	593,143	6,910,116
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	1,063,763	11,222,699	Institutional Class	2,313,395	24,406,317
		16,015,237			34,711,827
INTERNATIONAL EQUITY FUNDS — 15.4%			INTERNATIONAL EQUITY FUNDS — 15.8%
NT Emerging Markets Fund			NT Emerging Markets Fund
Institutional Class	464,699	3,987,117	Institutional Class	1,280,348	10,985,386
NT International Growth			NT International Growth
Fund Institutional Class	953,945	7,831,889	Fund Institutional Class	2,247,908	18,455,324
		11,819,006			29,440,710
TOTAL INVESTMENT			TOTAL INVESTMENT
SECURITIES — 100.0%			SECURITIES — 100.0%
(Cost $70,054,254)		76,911,528	(Cost $186,802,357)		186,385,169
OTHER ASSETS AND LIABILITIES(2)		30	OTHER ASSETS AND LIABILITIES(2)		(550)
TOTAL NET ASSETS — 100.0%		$76,911,558	TOTAL NET ASSETS — 100.0%		$186,384,619

Notes to Schedule of Investments			Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments		(1)	Investments are funds within the American Century Investments
family of funds, of which certain funds may be deemed to be under			family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.		(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

LIVESTRONG Portfolios

	Shares	Value
LIVESTRONG 2050 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 68.6%
NT Equity Growth Fund
Institutional Class	369,255	$ 3,016,813
NT Growth Fund
Institutional Class	311,570	3,012,882
NT Large Company Value
Fund Institutional Class	411,156	3,079,558
NT Mid Cap Value Fund
Institutional Class	166,410	1,481,049
NT Small Company Fund
Institutional Class	150,036	984,236
NT Vista Fund
Institutional Class	188,947	1,466,229
Real Estate Fund
Institutional Class	43,652	590,612
		13,631,379
INTERNATIONAL EQUITY FUNDS — 15.9%
NT Emerging Markets Fund
Institutional Class	149,762	1,284,958
NT International Growth
Fund Institutional Class	229,395	1,883,333
		3,168,291
DOMESTIC FIXED INCOME FUNDS — 15.5%
High-Yield Fund
Institutional Class	52,253	304,113
Inflation-Adjusted Bond
Fund Institutional Class	53,151	619,209
NT Diversified Bond Fund
Institutional Class	204,869	2,161,368
		3,084,690
TOTAL INVESTMENT
SECURITIES — 100.0%
(Cost $18,579,226)		19,884,360
OTHER ASSETS AND LIABILITIES(2)		48
TOTAL NET ASSETS — 100.0%		$19,884,408

Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2010 (UNAUDITED)
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio
Assets
Investment securities in affiliates, at value
(cost of $179,874,001, $403,764,011
and $178,640,850, respectively)	$197,133,940	$425,262,025	$195,073,916
Cash	41,124	80,448	38,165
Receivable for capital shares sold	517,532	1,539,664	949,070
Distributions receivable from affiliates	185,666	381,811	167,938
	197,878,262	427,263,948	196,229,089

Liabilities
Payable for investments purchased	621,588	1,745,539	1,079,069
Payable for capital shares redeemed	77,220	167,267	33,796
Accrued administrative fees	28,755	60,732	28,087
Distribution and service fees payable	16,738	28,360	14,187
	744,301	2,001,898	1,155,139

Net Assets	$197,133,961	$425,262,050	$195,073,950

Net Assets Consist of:
Capital (par value and paid-in surplus)	$192,696,929	$425,475,258	$180,782,526
Undistributed net investment income	158,668	333,875	141,925
Accumulated net realized loss on investment transactions	(12,981,575)	(22,045,097)	(2,283,567)
Net unrealized appreciation on investments	17,259,939	21,498,014	16,433,066
	$197,133,961	$425,262,050	$195,073,950

Investor Class, $0.01 Par Value
Net assets	$98,334,114	$248,523,201	$107,071,166
Shares outstanding	9,864,343	24,049,268	12,022,717
Net asset value per share	$9.97	$10.33	$8.91

Institutional Class, $0.01 Par Value
Net assets	$29,566,846	$69,002,246	$29,395,949
Shares outstanding	2,965,649	6,672,689	3,301,945
Net asset value per share	$9.97	$10.34	$8.90

Advisor Class, $0.01 Par Value
Net assets	$59,210,814	$78,689,209	$47,825,105
Shares outstanding	5,940,909	7,616,288	5,373,476
Net asset value per share	$9.97	$10.33	$8.90

R Class, $0.01 Par Value
Net assets	$10,022,187	$29,047,394	$10,781,730
Shares outstanding	1,005,936	2,811,400	1,211,670
Net asset value per share	$9.96	$10.33	$8.90

See Notes to Financial Statements.

JANUARY 31, 2010 (UNAUDITED)
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2025 Portfolio	2030 Portfolio	2035 Portfolio
Assets
Investment securities in affiliates, at value
(cost of $545,392,638, $147,706,196
and $336,130,081, respectively)	$568,327,567	$162,447,386	$345,275,316
Cash	103,864	33,961	66,040
Receivable for capital shares sold	1,490,944	537,017	621,427
Distributions receivable from affiliates	444,090	112,979	207,282
	570,366,465	163,131,343	346,170,065

Liabilities
Payable for investments purchased	1,309,661	497,344	490,440
Payable for capital shares redeemed	608,258	148,993	331,213
Accrued administrative fees	82,569	23,842	50,085
Distribution and service fees payable	32,370	13,755	22,992
	2,032,858	683,934	894,730

Net Assets	$568,333,607	$162,447,409	$345,275,335

Net Assets Consist of:
Capital (par value and paid-in surplus)	$572,613,192	$149,460,080	$353,414,847
Undistributed net investment income	374,556	87,062	153,298
Accumulated net realized loss on investment transactions	(27,589,070)	(1,840,923)	(17,438,045)
Net unrealized appreciation on investments	22,934,929	14,741,190	9,145,235
	$568,333,607	$162,447,409	$345,275,335

Investor Class, $0.01 Par Value
Net assets	$357,078,371	$83,856,053	$202,950,900
Shares outstanding	34,656,407	9,817,406	19,524,812
Net asset value per share	$10.30	$8.54	$10.39

Institutional Class, $0.01 Par Value
Net assets	$88,142,746	$22,911,050	$54,825,923
Shares outstanding	8,554,702	2,683,888	5,271,926
Net asset value per share	$10.30	$8.54	$10.40

Advisor Class, $0.01 Par Value
Net assets	$90,754,334	$45,683,888	$64,691,836
Shares outstanding	8,808,232	5,354,366	6,223,539
Net asset value per share	$10.30	$8.53	$10.39

R Class, $0.01 Par Value
Net assets	$32,358,156	$9,996,418	$22,806,676
Shares outstanding	3,141,481	1,171,229	2,194,232
Net asset value per share	$10.30	$8.53	$10.39

See Notes to Financial Statements.

JANUARY 31, 2010 (UNAUDITED)
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2040 Portfolio	2045 Portfolio	2050 Portfolio
Assets
Investment securities in affiliates, at value
(cost of $70,054,254, $186,802,357
and $18,579,226, respectively)	$76,911,528	$186,385,169	$19,884,360
Cash	16,387	33,767	3,911
Receivable for capital shares sold	176,697	497,730	133,848
Distributions receivable from affiliates	38,091	83,187	7,225
	77,142,703	186,999,853	20,029,344

Liabilities
Payable for investments purchased	193,122	433,301	138,622
Payable for capital shares redeemed	19,880	144,620	1,985
Accrued administrative fees	10,619	25,366	2,415
Distribution and service fees payable	7,524	11,947	1,914
	231,145	615,234	144,936

Net Assets	$76,911,558	$186,384,619	$19,884,408

Net Assets Consist of:
Capital (par value and paid-in surplus)	$70,809,194	$198,580,648	$18,899,755
Undistributed net investment income	23,307	53,197	3,442
Accumulated net realized loss on investment transactions	(778,217)	(11,832,038)	(323,923)
Net unrealized appreciation (depreciation) on investments	6,857,274	(417,188)	1,305,134
	$76,911,558	$186,384,619	$19,884,408

Investor Class, $0.01 Par Value
Net assets	$32,098,500	$100,740,270	$6,850,591
Shares outstanding	3,867,805	9,794,889	853,164
Net asset value per share	$8.30	$10.28	$8.03

Institutional Class, $0.01 Par Value
Net assets	$14,575,328	$40,194,464	$5,228,789
Shares outstanding	1,757,015	3,906,659	650,975
Net asset value per share	$8.30	$10.29	$8.03

Advisor Class, $0.01 Par Value
Net assets	$24,624,084	$34,766,475	$6,447,008
Shares outstanding	2,967,887	3,381,836	803,295
Net asset value per share	$8.30	$10.28	$8.03

R Class, $0.01 Par Value
Net assets	$5,613,646	$10,683,410	$1,358,020
Shares outstanding	677,108	1,039,145	169,179
Net asset value per share	$8.29	$10.28	$8.03

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$2,733,498	$ 5,584,578	$2,225,692

Expenses:
Administrative fees:
Investor Class	99,606	239,638	102,494
Advisor Class	47,678	60,538	26,573
R Class	7,589	20,517	7,542
Distribution and service fees:
Advisor Class	59,598	75,672	33,216
R Class	18,973	51,294	18,855
Directors’ fees and expenses	4,165	8,287	3,188
	237,609	455,946	191,868

Net investment income (loss)	2,495,889	5,128,632	2,033,824

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(74,180)	(3,421,945)	198,828

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	7,370,137	20,244,657	6,661,421

Net realized and unrealized gain (loss) on affiliates	7,295,957	16,822,712	6,860,249

Net Increase (Decrease) in Net Assets
Resulting from Operations	$9,791,846	$21,951,344	$8,894,073

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2025 Portfolio	2030 Portfolio	2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 6,491,653	$1,469,122	$ 3,316,743

Expenses:
Administrative fees:
Investor Class	347,727	79,926	195,654
Advisor Class	70,259	23,670	50,735
R Class	24,588	7,689	16,481
Distribution and service fees:
Advisor Class	87,825	29,588	63,418
R Class	61,468	19,223	41,202
Directors’ fees and expenses	11,090	2,632	6,702
	602,957	162,728	374,192

Net investment income (loss)	5,888,696	1,306,394	2,942,551

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(6,966,185)	173,936	(5,089,107)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	34,536,692	6,137,747	23,528,769

Net realized and unrealized gain (loss) on affiliates	27,570,507	6,311,683	18,439,662

Net Increase (Decrease) in Net Assets
Resulting from Operations	$33,459,203	$7,618,077	$21,382,213

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2040 Portfolio	2045 Portfolio	2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 602,249	$ 1,648,423	$123,997

Expenses:
Administrative fees:
Investor Class	29,513	96,907	4,773
Advisor Class	12,827	27,643	3,559
R Class	4,618	7,960	908
Distribution and service fees:
Advisor Class	16,034	34,553	4,449
R Class	11,545	19,900	2,271
Directors’ fees and expenses	1,194	3,621	265
	75,731	190,584	16,225

Net investment income (loss)	526,518	1,457,839	107,772

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	18,775	(2,839,781)	(23,808)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	2,778,723	13,767,476	537,011

Net realized and unrealized gain (loss) on affiliates	2,797,498	10,927,695	513,203

Net Increase (Decrease) in Net Assets
Resulting from Operations	$3,324,016	$12,385,534	$620,975

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 2,495,889	$ 2,613,786	$ 5,128,632	$ 6,716,232
Net realized gain (loss)	(74,180)	(12,223,837)	(3,421,945)	(17,104,784)
Change in net unrealized
appreciation (depreciation)	7,370,137	9,836,410	20,244,657	1,797,021
Net increase (decrease) in net assets
resulting from operations	9,791,846	226,359	21,951,344	(8,591,531)

Distributions to Shareholders
From net investment income:
Investor Class	(1,382,523)	(1,891,448)	(4,463,573)	(5,150,679)
Institutional Class	(428,173)	(380,646)	(1,368,794)	(667,576)
Advisor Class	(596,106)	(249,615)	(1,134,136)	(842,999)
R Class	(82,098)	(36,296)	(317,118)	(170,136)
From net realized gains:
Investor Class	—	(405,727)	—	(1,965,341)
Institutional Class	—	(79,352)	—	(241,939)
Advisor Class	—	(72,879)	—	(344,341)
R Class	—	(12,048)	—	(74,791)
Decrease in net assets from distributions	(2,488,900)	(3,128,011)	(7,283,621)	(9,457,802)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	31,634,223	93,346,171	80,244,365	140,167,568

Net increase (decrease) in net assets	38,937,169	90,444,519	94,912,088	122,118,235

Net Assets
Beginning of period	158,196,792	67,752,273	330,349,962	208,231,727
End of period	$197,133,961	$158,196,792	$425,262,050	$330,349,962

Undistributed net investment income	$158,668	$151,679	$333,875	$2,488,864

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 2,033,824	$ 998,442	$ 5,888,696	$ 7,970,000
Net realized gain (loss)	198,828	(2,265,500)	(6,966,185)	(18,294,566)
Change in net unrealized
appreciation (depreciation)	6,661,421	9,783,711	34,536,692	(8,435,503)
Net increase (decrease) in net assets
resulting from operations	8,894,073	8,516,653	33,459,203	(18,760,069)

Distributions to Shareholders
From net investment income:
Investor Class	(1,688,609)	(71,188)	(5,629,796)	(5,950,462)
Institutional Class	(522,929)	(11,369)	(1,558,390)	(1,225,708)
Advisor Class	(468,137)	(12,872)	(1,074,979)	(799,325)
R Class	(104,320)	(11,706)	(308,725)	(135,485)
From net realized gains:
Investor Class	(128,380)	—	—	(3,244,442)
Institutional Class	(35,286)	—	—	(624,145)
Advisor Class	(42,315)	—	—	(471,571)
R Class	(11,626)	—	—	(87,038)
Decrease in net assets from distributions	(3,001,602)	(107,135)	(8,571,890)	(12,538,176)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	69,163,927	110,507,216	85,532,619	198,757,669

Net increase (decrease) in net assets	75,056,398	118,916,734	110,419,932	167,459,424

Net Assets
Beginning of period	120,017,552	1,100,818	457,913,675	290,454,251
End of period	$195,073,950	$120,017,552	$568,333,607	$457,913,675

Undistributed net investment income	$141,925	$892,096	$374,556	$3,057,750

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 1,306,394	$ 672,384	$ 2,942,551	$ 3,920,540
Net realized gain (loss)	173,936	(1,795,860)	(5,089,107)	(11,046,566)
Change in net unrealized
appreciation (depreciation)	6,137,747	8,609,759	23,528,769	(10,372,689)
Net increase (decrease) in net assets
resulting from operations	7,618,077	7,486,283	21,382,213	(17,498,715)

Distributions to Shareholders
From net investment income:
Investor Class	(1,067,106)	(36,634)	(2,690,080)	(2,790,828)
Institutional Class	(337,882)	(8,184)	(813,193)	(561,509)
Advisor Class	(347,879)	(5,403)	(639,672)	(435,681)
R Class	(73,615)	(15,299)	(156,330)	(73,773)
From net realized gains:
Investor Class	(121,629)	—	—	(2,117,074)
Institutional Class	(33,243)	—	—	(396,869)
Advisor Class	(49,531)	—	—	(363,962)
R Class	(13,939)	—	—	(68,580)
Decrease in net assets from distributions	(2,044,824)	(65,520)	(4,299,275)	(6,808,276)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	62,013,581	86,795,822	67,512,172	110,729,046

Net increase (decrease) in net assets	67,586,834	94,216,585	84,595,110	86,422,055

Net Assets
Beginning of period	94,860,575	643,990	260,680,225	174,258,170
End of period	$162,447,409	$94,860,575	$345,275,335	$260,680,225

Undistributed net investment income	$87,062	$607,150	$153,298	$1,510,022

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 526,518	$ 232,457	$ 1,457,839	$ 2,149,994
Net realized gain (loss)	18,775	(754,318)	(2,839,781)	(7,438,967)
Change in net unrealized
appreciation (depreciation)	2,778,723	4,078,190	13,767,476	(10,606,884)
Net increase (decrease) in net assets
resulting from operations	3,324,016	3,556,329	12,385,534	(15,895,857)

Distributions to Shareholders
From net investment income:
Investor Class	(344,746)	(16,296)	(1,209,259)	(1,472,652)
Institutional Class	(176,416)	(1,179)	(562,617)	(568,816)
Advisor Class	(151,094)	(2,891)	(312,014)	(216,154)
R Class	(32,698)	(10,677)	(65,021)	(30,172)
From net realized gains:
Investor Class	(19,542)	—	—	(1,312,952)
Institutional Class	(8,431)	—	—	(470,646)
Advisor Class	(11,184)	—	—	(213,458)
R Class	(3,480)	—	—	(33,394)
Decrease in net assets from distributions	(747,591)	(31,043)	(2,148,911)	(4,318,244)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	36,205,874	33,755,308	33,910,737	45,933,636

Net increase (decrease) in net assets	38,782,299	37,280,594	44,147,360	25,719,535

Net Assets
Beginning of period	38,129,259	848,665	142,237,259	116,517,724
End of period	$76,911,558	$38,129,259	$186,384,619	$142,237,259

Undistributed net investment income	$23,307	$201,743	$53,197	$744,269

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	LIVESTRONG 2050 Portfolio
Increase (Decrease) in Net Assets	2010	2009
Operations
Net investment income (loss)	$ 107,772	$ 51,261
Net realized gain (loss)	(23,808)	(294,289)
Change in net unrealized appreciation (depreciation)	537,011	786,829
Net increase (decrease) in net assets resulting from operations	620,975	543,801

Distributions to Shareholders
From net investment income:
Investor Class	(47,343)	(8,507)
Institutional Class	(51,865)	(10,356)
Advisor Class	(32,082)	(179)
R Class	(5,224)	(502)
From net realized gains:
Investor Class	(1,689)	—
Institutional Class	(1,512)	—
Advisor Class	(1,587)	—
R Class	(422)	—
Decrease in net assets from distributions	(141,724)	(19,544)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	12,249,426	6,149,716

Net increase (decrease) in net assets	12,728,677	6,673,973

Net Assets
Beginning of period	7,155,731	481,758
End of period	$19,884,408	$7,155,731

Undistributed net investment income	$3,442	$32,184

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio (collectively, the funds) are nine funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the eight target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, Institutional Class, Advisor Class (renamed A Class effective March 1, 2010) and R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Underlying Funds — Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. A brief description of each of the underlying funds follows.

Domestic Equity Funds

NT Equity Growth Fund seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.

NT Growth Fund seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT Large Company Value Fund seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

NT Mid Cap Value Fund seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.

NT Small Company Fund seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

NT Vista Fund seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

Real Estate Fund seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

International Equity Funds

NT Emerging Markets Fund seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

NT International Growth Fund seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

Domestic Fixed Income Funds

High-Yield Fund seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Inflation-Adjusted Bond Fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

NT Diversified Bond Fund seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

International Fixed Income Funds

International Bond Fund seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the United States.

Money Market Funds

Premium Money Market Fund seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, very short-term debt securities.

Security Valuations — Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio, and LIVESTRONG 2045 Portfolio are no longer subject to examination by tax authorities for years prior to 2006. For LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio, and LIVESTRONG 2050 Portfolio all tax years remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the eight target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since January 31, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through March 26, 2010, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Administrative Fees — The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor Class, Advisor Class and R Class of the funds is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2010, are detailed in the Statement of Operations.

Management Fees — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions for the six months ended January 31, 2010, were as follows:

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
Purchases	$45,312,673	$97,133,367	$77,153,618	$107,532,311	$67,323,676
Sales	$13,680,986	$19,062,805	$8,963,935	$24,709,828	$6,052,263

		LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
		2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
Purchases		$80,462,567	$37,214,431	$41,026,469	$13,370,013
Sales		$14,315,151	$1,230,595	$7,809,120	$1,154,666

4. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2010		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG Income Portfolio
Investor Class
Sold	1,021,149	$ 10,179,268	18,698,026	$ 167,113,157
Issued in reinvestment of distributions	135,506	1,364,467	248,479	2,248,041
Redeemed	(1,310,189)	(13,082,082)	(13,569,378)	(119,654,444)
	(153,534)	(1,538,347)	5,377,127	49,706,754
Institutional Class
Sold	867,550	8,799,421	2,203,254	19,476,461
Issued in reinvestment of distributions	42,491	428,173	50,835	459,998
Redeemed	(577,452)	(5,777,266)	(536,074)	(4,816,742)
	332,589	3,450,328	1,718,015	15,119,717
Advisor Class
Sold	3,141,902	31,329,605	3,611,889	32,498,100
Issued in reinvestment of distributions	57,425	578,873	35,451	321,543
Redeemed	(849,006)	(8,509,025)	(835,727)	(7,366,830)
	2,350,321	23,399,453	2,811,613	25,452,813
R Class
Sold	772,751	7,639,808	406,615	3,736,252
Issued in reinvestment of distributions	8,010	80,907	5,385	47,928
Redeemed	(138,870)	(1,397,926)	(80,992)	(717,293)
	641,891	6,322,789	331,008	3,066,887
Net increase (decrease)	3,171,267	$ 31,634,223	10,237,763	$ 93,346,171

LIVESTRONG 2015 Portfolio
Investor Class
Sold	3,950,822	$ 41,192,584	22,036,378	$ 202,222,781
Issued in reinvestment of distributions	420,671	4,438,085	786,589	7,063,567
Redeemed	(2,322,591)	(24,148,785)	(15,032,106)	(136,940,716)
	2,048,902	21,481,884	7,790,861	72,345,632
Institutional Class
Sold	1,126,739	11,763,661	5,289,808	48,352,553
Issued in reinvestment of distributions	129,621	1,368,794	101,282	909,515
Redeemed	(601,504)	(6,253,869)	(937,904)	(8,499,045)
	654,856	6,878,586	4,453,186	40,763,023
Advisor Class
Sold	4,054,346	42,237,863	2,828,051	26,297,380
Issued in reinvestment of distributions	99,377	1,048,428	130,939	1,175,836
Redeemed	(635,027)	(6,632,227)	(1,005,660)	(9,384,716)
	3,518,696	36,654,064	1,953,330	18,088,500
R Class
Sold	1,723,840	17,982,784	1,828,044	16,821,336
Issued in reinvestment of distributions	27,956	295,219	26,161	234,927
Redeemed	(293,137)	(3,048,172)	(868,132)	(8,085,850)
	1,458,659	15,229,831	986,073	8,970,413
Net increase (decrease)	7,681,113	$ 80,244,365	15,183,450	$ 140,167,568

	Six months ended January 31, 2010		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2020 Portfolio
Investor Class
Sold	2,365,877	$ 21,083,394	27,157,029	$ 210,655,998
Issued in reinvestment of distributions	198,914	1,814,093	9,330	71,188
Redeemed	(1,324,643)	(11,803,049)	(16,496,812)	(126,304,813)
	1,240,148	11,094,438	10,669,547	84,422,373
Institutional Class
Sold	968,557	8,847,477	2,804,118	21,239,817
Issued in reinvestment of distributions	61,208	558,215	1,490	11,369
Redeemed	(268,435)	(2,420,621)	(266,680)	(2,037,321)
	761,330	6,985,071	2,538,928	19,213,865
Advisor Class
Sold	5,535,973	49,316,765	485,585	3,886,194
Issued in reinvestment of distributions	55,971	510,452	1,687	12,872
Redeemed	(677,681)	(6,040,477)	(28,684)	(226,837)
	4,914,263	43,786,740	458,588	3,672,229
R Class
Sold	886,166	7,853,958	441,491	3,608,622
Issued in reinvestment of distributions	12,710	115,916	1,534	11,706
Redeemed	(74,973)	(672,196)	(55,883)	(421,579)
	823,903	7,297,678	387,142	3,198,749
Net increase (decrease)	7,739,644	$ 69,163,927	14,054,205	$ 110,507,216

LIVESTRONG 2025 Portfolio
Investor Class
Sold	4,961,403	$ 51,477,705	32,596,486	$ 293,192,970
Issued in reinvestment of distributions	529,921	5,611,859	1,046,971	9,161,018
Redeemed	(3,003,097)	(31,195,650)	(19,969,203)	(177,575,845)
	2,488,227	25,893,914	13,674,254	124,778,143
Institutional Class
Sold	910,924	9,482,402	5,025,377	44,620,828
Issued in reinvestment of distributions	147,157	1,558,390	211,413	1,849,853
Redeemed	(494,110)	(5,118,222)	(1,078,207)	(9,830,657)
	563,971	5,922,570	4,158,583	36,640,024
Advisor Class
Sold	4,461,696	46,409,981	3,796,789	34,330,412
Issued in reinvestment of distributions	92,438	979,846	144,407	1,263,560
Redeemed	(849,639)	(8,834,368)	(1,254,939)	(11,345,728)
	3,704,495	38,555,459	2,686,257	24,248,244
R Class
Sold	1,708,433	17,716,087	1,610,391	14,596,950
Issued in reinvestment of distributions	26,847	284,574	23,819	208,417
Redeemed	(273,974)	(2,839,985)	(190,859)	(1,714,109)
	1,461,306	15,160,676	1,443,351	13,091,258
Net increase (decrease)	8,217,999	$ 85,532,619	21,962,445	$ 198,757,669

	Six months ended January 31, 2010		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2030 Portfolio
Investor Class
Sold	1,818,725	$ 15,523,341	21,407,615	$ 156,161,055
Issued in reinvestment of distributions	134,491	1,184,869	5,047	36,137
Redeemed	(885,071)	(7,542,624)	(12,730,080)	(91,576,604)
	1,068,145	9,165,586	8,682,582	64,620,588
Institutional Class
Sold	673,441	5,867,820	2,368,824	16,803,262
Issued in reinvestment of distributions	42,125	371,125	1,145	8,184
Redeemed	(209,820)	(1,818,359)	(192,452)	(1,365,186)
	505,746	4,420,586	2,177,517	15,446,260
Advisor Class
Sold	5,391,230	46,142,709	467,504	3,491,863
Issued in reinvestment of distributions	45,160	397,410	756	5,403
Redeemed	(502,822)	(4,252,932)	(48,087)	(351,751)
	4,933,568	42,287,187	420,173	3,145,515
R Class
Sold	810,848	6,870,614	511,522	4,063,426
Issued in reinvestment of distributions	9,934	87,520	2,140	15,299
Redeemed	(95,224)	(817,912)	(68,616)	(495,266)
	725,558	6,140,222	445,046	3,583,459
Net increase (decrease)	7,233,017	$ 62,013,581	11,725,318	$ 86,795,822

LIVESTRONG 2035 Portfolio
Investor Class
Sold	3,600,161	$ 37,528,499	15,299,408	$ 136,512,600
Issued in reinvestment of distributions	249,330	2,685,287	568,003	4,896,188
Redeemed	(1,819,628)	(19,090,869)	(9,015,703)	(79,453,689)
	2,029,863	21,122,917	6,851,708	61,955,099
Institutional Class
Sold	816,349	8,628,910	3,274,007	28,605,892
Issued in reinvestment of distributions	75,506	813,193	111,052	958,378
Redeemed	(389,958)	(4,112,636)	(604,926)	(5,288,948)
	501,897	5,329,467	2,780,133	24,275,322
Advisor Class
Sold	3,359,257	35,058,842	2,405,740	21,576,278
Issued in reinvestment of distributions	51,157	550,959	91,719	791,531
Redeemed	(567,409)	(5,967,152)	(700,595)	(6,258,117)
	2,843,005	29,642,649	1,796,864	16,109,692
R Class
Sold	1,261,754	13,259,142	1,031,714	9,297,204
Issued in reinvestment of distributions	12,538	135,037	15,842	136,697
Redeemed	(189,775)	(1,977,040)	(118,195)	(1,044,968)
	1,084,517	11,417,139	929,361	8,388,933
Net increase (decrease)	6,459,282	$ 67,512,172	12,358,066	$110,729,046

	Six months ended January 31, 2010		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2040 Portfolio
Investor Class
Sold	1,138,749	$ 9,441,396	6,667,507	$ 46,398,192
Issued in reinvestment of distributions	42,116	363,457	2,393	16,296
Redeemed	(461,265)	(3,837,347)	(3,611,169)	(24,864,481)
	719,600	5,967,506	3,058,731	21,550,007
Institutional Class
Sold	561,321	4,783,489	1,366,315	9,109,351
Issued in reinvestment of distributions	21,419	184,847	173	1,179
Redeemed	(96,021)	(803,529)	(96,817)	(658,594)
	486,719	4,164,807	1,269,671	8,451,936
Advisor Class
Sold	3,062,080	25,452,818	221,418	1,546,579
Issued in reinvestment of distributions	18,804	162,278	424	2,891
Redeemed	(313,580)	(2,569,010)	(21,884)	(151,240)
	2,767,304	23,046,086	199,958	1,398,230
R Class
Sold	444,666	3,625,210	360,415	2,744,768
Issued in reinvestment of distributions	4,165	35,945	1,568	10,677
Redeemed	(75,812)	(633,680)	(58,519)	(400,310)
	373,019	3,027,475	303,464	2,355,135
Net increase (decrease)	4,346,642	$ 36,205,874	4,831,824	$ 33,755,308

LIVESTRONG 2045 Portfolio
Investor Class
Sold	1,945,816	$ 20,162,143	5,655,690	$ 49,850,208
Issued in reinvestment of distributions	112,215	1,202,947	328,649	2,767,177
Redeemed	(1,137,026)	(11,776,967)	(3,046,344)	(26,737,712)
	921,005	9,588,123	2,937,995	25,879,673
Institutional Class
Sold	583,607	6,085,225	1,773,404	15,431,701
Issued in reinvestment of distributions	52,483	562,617	123,451	1,039,462
Redeemed	(336,682)	(3,509,486)	(823,627)	(7,441,026)
	299,408	3,138,356	1,073,228	9,030,137
Advisor Class
Sold	1,997,015	20,461,372	1,094,726	9,314,758
Issued in reinvestment of distributions	26,822	287,269	50,634	426,339
Redeemed	(473,842)	(4,958,117)	(247,353)	(2,181,953)
	1,549,995	15,790,524	898,007	7,559,144
R Class
Sold	670,954	6,943,931	502,089	4,299,317
Issued in reinvestment of distributions	5,467	58,605	6,079	51,182
Redeemed	(156,581)	(1,608,802)	(103,842)	(885,817)
	519,840	5,393,734	404,326	3,464,682
Net increase (decrease)	3,290,248	$ 33,910,737	5,313,556	$ 45,933,636

	Six months ended January 31, 2010		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

LIVESTRONG 2050 Portfolio
Investor Class
Sold	598,735	$ 4,901,268	655,827	$ 4,433,260
Issued in reinvestment of distributions	5,827	48,830	1,292	8,453
Redeemed	(214,331)	(1,754,605)	(244,500)	(1,606,061)
	390,231	3,195,493	412,619	2,835,652
Institutional Class
Sold	289,742	2,356,172	493,540	3,313,874
Issued in reinvestment of distributions	6,370	53,377	1,583	10,356
Redeemed	(70,672)	(566,194)	(70,213)	(482,585)
	225,440	1,843,355	424,910	2,841,645
Advisor Class
Sold	892,288	7,127,738	45,591	310,177
Issued in reinvestment of distributions	4,018	33,669	27	179
Redeemed	(138,147)	(1,087,940)	(1,107)	(7,497)
	758,159	6,073,467	44,511	302,859
R Class
Sold	158,281	1,253,069	29,516	203,431
Issued in reinvestment of distributions	645	5,406	77	502
Redeemed	(14,785)	(121,364)	(5,180)	(34,373)
	144,141	1,137,111	24,413	169,560
Net increase (decrease)	1,517,971	$12,249,426	906,453	$ 6,149,716

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the six months ended January 31, 2010 follows:

	July 31, 2009					January 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund Balance		Cost	Cost	Gain (Loss) Received(1)		Balance	Value

LIVESTRONG Income Portfolio
NT Equity Growth Fund
Institutional Class	2,787,244	$ 4,884,974	$ 2,721,961	$(239,901)	$ 166,573	3,083,049	$ 25,188,510
NT Growth Fund
Institutional Class	1,191,828	1,938,550	1,035,003	(480)	56,084	1,286,901	12,444,333
NT Large Company
Value Fund
Institutional Class	2,563,045	4,018,657	1,800,640	61,872	181,089	2,852,295	21,363,689
NT Mid Cap Value Fund
Institutional Class	826,168	1,135,674	760,364	(27,903)	75,653	873,112	7,770,697
NT Small Company
Fund Institutional Class	545,562	711,951	417,987	18,428	17,111	589,928	3,869,928
NT Vista Fund
Institutional Class	531,826	873,373	370,329	(9,720)	530	597,050	4,633,108
Real Estate Fund
Institutional Class	138,750	250,506	231,078	24,030	18,434	138,998	1,880,643
High-Yield Fund
Institutional Class	1,118,004	1,281,818	263,259	(25,622)	306,554	1,303,092	7,583,996
Inflation-Adjusted Bond
Fund Institutional Class	1,050,025	3,643,183	486,755	1,684	248,208	1,324,582	15,431,380
NT Diversified Bond
Fund Institutional Class	3,920,806	14,891,673	3,107,509	(14,378)	986,893	5,044,117	53,215,434
Premium Money Market
Fund Investor Class	15,019,816	5,817,511	630,692	—	13,242	20,206,635	20,206,635
International Bond Fund
Institutional Class	761,308	3,851,433	576,552	1,533	540,021	982,155	13,985,887
NT International Growth
Fund Institutional Class	1,102,468	2,013,370	1,353,037	136,277	123,106	1,164,397	9,559,700
		$45,312,673	$13,755,166	$ (74,180)	$2,733,498		$197,133,940
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

	July 31, 2009					January 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2015 Portfolio
NT Equity Growth Fund
Institutional Class	5,557,150	$ 9,976,495	$ 2,587,357	$ (671,790)	$ 343,808	6,532,807	$ 53,373,033
NT Growth Fund
Institutional Class	3,048,884	5,527,862	2,984,771	(131,821)	143,292	3,330,216	32,203,189
NT Large Company
Value Fund
Institutional Class	5,426,807	8,745,406	2,966,867	(877,661)	392,204	6,306,583	47,236,307
NT Mid Cap Value Fund
Institutional Class	2,141,941	2,958,366	2,637,850	(343,414)	196,148	2,221,611	19,772,338
NT Small Company
Fund Institutional Class	1,128,158	1,380,127	928,245	(329,131)	36,571	1,253,305	8,221,681
NT Vista Fund
Institutional Class	1,643,618	2,341,466	1,249,235	(304,067)	1,613	1,824,483	14,157,988
Real Estate Fund
Institutional Class	367,873	729,325	860,531	(216,217)	50,520	375,659	5,082,666
High-Yield Fund
Institutional Class	2,206,883	3,072,854	167,124	(22,799)	619,292	2,723,372	15,850,025
Inflation-Adjusted Bond
Fund Institutional Class	2,088,019	7,865,727	350,146	(114)	514,012	2,740,226	31,923,633
NT Diversified Bond
Fund Institutional Class	7,755,907	30,696,643	1,312,586	(6,725)	1,999,843	10,551,739	111,320,846
Premium Money Market
Fund Investor Class	21,866,634	10,978,548	212,114	—	19,807	32,633,068	32,633,068
NT Emerging Markets
Fund Institutional Class	599,683	633,086	1,724,877	169,064	—	458,444	3,933,449
NT International Growth
Fund Institutional Class	2,761,408	4,709,748	4,180,154	(689,169)	307,601	2,909,046	23,883,268
International Bond Fund
Institutional Class	1,320,292	7,517,714	322,893	1,899	959,867	1,802,706	25,670,534
		$97,133,367	$22,484,750	$(3,421,945)	$5,584,578		$425,262,025
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

	July 31, 2009					January 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2020 Portfolio
NT Equity Growth Fund
Institutional Class	1,970,129	$ 8,349,695	$ 917,292	$ 13,848	$ 137,684	2,882,861	$ 23,552,974
NT Growth Fund
Institutional Class	1,274,756	5,742,599	1,379,171	46,819	70,375	1,731,456	16,743,180
NT Large Company
Value Fund
Institutional Class	2,008,361	7,667,906	1,032,567	16,024	161,637	2,897,993	21,705,968
NT Mid Cap Value Fund
Institutional Class	852,435	3,327,589	493,239	14,167	91,572	1,179,842	10,500,594
NT Small Company
Fund Institutional Class	510,117	1,243,456	378,702	4,412	17,489	646,542	4,241,315
NT Vista Fund
Institutional Class	714,014	3,300,828	341,472	3,569	896	1,088,386	8,445,875
Real Estate Fund
Institutional Class	159,305	844,195	216,603	11,983	24,815	207,236	2,803,903
High-Yield Fund
Institutional Class	754,254	2,566,010	103,062	(147)	244,512	1,188,761	6,918,589
Inflation-Adjusted Bond
Fund Institutional Class	708,859	6,040,570	273,608	(2,065)	214,540	1,209,065	14,085,607
NT Diversified Bond
Fund Institutional Class	2,664,978	22,389,911	1,428,481	(8,203)	800,633	4,660,012	49,163,127
NT Emerging Markets
Fund Institutional Class	389,234	1,339,392	462,038	36,118	—	486,097	4,170,712
NT International Growth
Fund Institutional Class	1,162,977	4,859,309	1,343,506	67,506	154,812	1,575,303	12,933,238
Premium Money Market
Fund Investor Class	5,659,565	4,498,352	151,258	—	5,718	10,006,659	10,006,659
International Bond Fund
Institutional Class	370,258	4,983,806	244,108	(5,203)	301,009	688,355	9,802,175
		$77,153,618	$8,765,107	$198,828	$2,225,692		$195,073,916
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

	July 31, 2009					January 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2025 Portfolio
NT Equity Growth Fund
Institutional Class	7,648,927	$ 9,240,207	$ 2,520,548	$ (678,659)	$ 463,420	8,548,405	$ 69,840,469
NT Growth Fund
Institutional Class	5,769,287	7,882,138	5,878,657	(541,830)	261,941	6,045,194	58,457,026
NT Large Company
Value Fund
Institutional Class	7,968,242	9,715,973	5,137,882	(1,620,194)	565,296	8,796,317	65,884,414
NT Mid Cap Value Fund
Institutional Class	3,096,495	3,105,092	1,586,578	(277,392)	289,699	3,304,703	29,411,857
NT Small Company
Fund Institutional Class	2,718,383	1,782,988	2,629,600	(919,453)	85,244	2,738,444	17,964,193
NT Vista Fund
Institutional Class	3,018,698	4,392,812	757,723	(186,887)	3,115	3,504,285	27,193,251
Real Estate Fund
Institutional Class	703,700	1,100,212	1,692,789	(683,106)	96,025	712,510	9,640,260
High-Yield Fund
Institutional Class	2,529,543	3,563,275	65,613	(9,076)	708,861	3,147,408	18,317,914
Inflation-Adjusted Bond
Fund Institutional Class	2,456,206	8,731,175	116,879	(29)	596,210	3,203,526	37,321,078
NT Diversified Bond
Fund Institutional Class	9,068,819	35,021,067	1,117,186	(6,482)	2,331,280	12,292,812	129,689,167
NT Emerging Markets
Fund Institutional Class	1,813,244	1,590,796	2,994,143	(642,948)	—	1,721,044	14,766,557
NT International Growth
Fund Institutional Class	5,378,530	7,489,542	7,045,755	(1,399,404)	593,128	5,601,103	45,985,056
Premium Money Market
Fund Investor Class	21,493,826	8,056,825	94,199	—	19,032	29,456,452	29,456,452
International Bond Fund
Institutional Class	625,811	5,860,209	38,461	(725)	478,402	1,011,227	14,399,873
		$107,532,311	$31,676,013	$(6,966,185)	$6,491,653		$568,327,567
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

	July 31, 2009					January 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2030 Portfolio
NT Equity Growth Fund
Institutional Class	1,610,477	$ 7,452,540	$ 617,395	$ 5,158	$ 114,961	2,448,227	$ 20,002,014
NT Growth Fund
Institutional Class	1,380,021	7,473,313	892,657	8,117	83,633	2,065,782	19,976,112
NT Large Company
Value Fund
Institutional Class	1,748,426	7,725,846	731,369	6,421	145,654	2,681,971	20,087,963
NT Mid Cap Value Fund
Institutional Class	669,431	2,934,760	556,829	9,645	72,170	944,018	8,401,760
NT Small Company
Fund Institutional Class	681,259	2,454,255	255,587	1,996	25,020	1,024,641	6,721,645
NT Vista Fund
Institutional Class	685,954	3,041,544	89,607	(1,092)	858	1,057,397	8,205,401
Real Estate Fund
Institutional Class	165,791	1,088,018	201,791	8,885	26,546	232,691	3,148,309
High-Yield Fund
Institutional Class	461,025	1,962,413	42,911	(240)	155,988	798,770	4,648,842
Inflation-Adjusted Bond
Fund Institutional Class	441,440	4,383,183	86,944	(13)	144,003	813,299	9,474,933
NT Diversified Bond
Fund Institutional Class	1,645,852	16,101,254	420,115	(1,491)	516,433	3,137,074	33,096,131
NT Emerging Markets
Fund Institutional Class	475,805	1,946,471	900,418	66,762	—	589,983	5,062,054
NT International Growth
Fund Institutional Class	1,239,635	6,267,405	1,010,334	69,788	179,610	1,852,344	15,207,744
Premium Money Market
Fund Investor Class	3,994,174	4,492,674	72,370	—	4,246	8,414,478	8,414,478
		$67,323,676	$5,878,327	$173,936	$1,469,122		$162,447,386
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

	July 31, 2009					January 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2035 Portfolio
NT Equity Growth Fund
Institutional Class	4,750,635	$ 8,636,857	$ 1,927,772	$ (530,334)	$ 300,485	5,639,475	$ 46,074,511
NT Growth Fund
Institutional Class	4,071,949	8,651,146	2,548,423	(358,223)	204,467	4,751,198	45,944,085
NT Large Company
Value Fund
Institutional Class	5,155,073	9,242,090	2,505,367	(842,008)	385,167	6,168,862	46,204,776
NT Mid Cap Value Fund
Institutional Class	2,164,783	3,520,662	1,888,272	(382,905)	208,125	2,401,885	21,376,776
NT Small Company
Fund Institutional Class	1,819,959	2,817,719	1,190,042	(392,975)	61,546	2,140,060	14,038,794
NT Vista Fund
Institutional Class	2,216,542	4,170,502	570,393	(150,646)	2,349	2,690,779	20,880,445
Real Estate Fund
Institutional Class	508,499	1,397,609	1,402,796	(636,403)	73,162	558,125	7,551,431
High-Yield Fund
Institutional Class	1,094,665	2,110,614	21,468	(2,815)	321,993	1,464,256	8,521,970
Inflation-Adjusted Bond
Fund Institutional Class	1,029,010	5,356,369	37,312	2	276,362	1,489,425	17,351,801
NT Diversified Bond
Fund Institutional Class	3,846,878	20,440,352	203,315	(968)	1,053,851	5,770,223	60,875,853
NT Emerging Markets
Fund Institutional Class	1,582,020	2,581,198	2,680,018	(786,551)	—	1,659,329	14,237,043
NT International Growth
Fund Institutional Class	3,572,561	7,391,617	4,412,871	(1,005,281)	424,503	4,047,908	33,233,325
Premium Money Market
Fund Investor Class	4,854,883	4,145,832	16,209	—	4,733	8,984,506	8,984,506
		$80,462,567	$19,404,258	$(5,089,107)	$3,316,743		$345,275,316
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

	July 31, 2009					January 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2040 Portfolio
NT Equity Growth Fund
Institutional Class	747,682	$ 5,035,871	$ 93,485	$ (607)	$ 59,804	1,353,895	$11,061,322
NT Growth Fund
Institutional Class	625,447	5,047,979	78,491	(369)	44,641	1,142,367	11,046,689
NT Large Company
Value Fund
Institutional Class	792,721	5,249,436	68,489	(416)	74,688	1,483,181	11,109,026
NT Mid Cap Value Fund
Institutional Class	351,915	2,406,769	86,706	587	43,992	619,536	5,513,870
NT Small Company
Fund Institutional Class	255,667	1,350,554	46,208	76	10,398	459,216	3,012,457
NT Vista Fund
Institutional Class	360,843	2,773,792	46,015	(629)	545	702,660	5,452,642
Real Estate Fund
Institutional Class	82,564	801,628	57,625	976	14,823	139,045	1,881,279
High-Yield Fund
Institutional Class	135,139	781,324	9,122	(59)	50,549	271,118	1,577,907
Inflation-Adjusted Bond
Fund Institutional Class	127,038	1,735,547	18,095	10	46,877	275,934	3,214,631
NT Diversified Bond
Fund Institutional Class	477,499	6,224,948	63,701	(79)	166,916	1,063,763	11,222,699
NT Emerging Markets
Fund Institutional Class	283,654	1,834,343	251,197	8,951	—	464,699	3,987,117
NT International Growth
Fund Institutional Class	531,961	3,972,240	392,686	10,334	89,016	953,945	7,831,889
		$37,214,431	$1,211,820	$18,775	$602,249		$76,911,528
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

	July 31, 2009					January 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2045 Portfolio
NT Equity Growth Fund
Institutional Class	2,764,185	$ 5,067,884	$ 582,155	$ (161,084)	$ 177,493	3,335,777	$ 27,253,298
NT Growth Fund
Institutional Class	2,369,786	5,026,412	977,206	(147,347)	121,647	2,810,460	27,177,148
NT Large Company
Value Fund
Institutional Class	3,049,782	5,590,489	965,316	(317,383)	231,520	3,711,359	27,798,079
NT Mid Cap Value Fund
Institutional Class	1,309,619	2,214,420	526,752	(136,649)	129,166	1,521,676	13,542,917
NT Small Company
Fund Institutional Class	1,129,878	1,313,831	743,918	(243,411)	37,175	1,260,993	8,272,114
NT Vista Fund
Institutional Class	1,341,136	3,117,484	444,631	(124,195)	1,472	1,695,214	13,154,861
Real Estate Fund
Institutional Class	335,863	955,381	959,971	(468,730)	48,300	372,078	5,034,215
NT Emerging Markets
Fund Institutional Class	1,262,828	2,220,980	2,838,531	(748,781)	—	1,280,348	10,985,386
NT International Growth
Fund Institutional Class	1,938,885	4,030,689	1,913,291	(481,734)	237,163	2,247,908	18,455,324
High-Yield Fund
Institutional Class	438,751	867,203	55,219	(6,913)	128,534	583,401	3,395,394
Inflation-Adjusted Bond
Fund Institutional Class	412,461	2,182,247	96,686	(62)	110,165	593,143	6,910,116
NT Diversified Bond
Fund Institutional Class	1,562,796	8,439,449	545,225	(3,492)	425,788	2,313,395	24,406,317
		$41,026,469	$10,648,901	$(2,839,781)	$1,648,423		$186,385,169
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

	July 31, 2009					January 31, 2010
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2050 Portfolio
NT Equity Growth Fund
Institutional Class	143,676	$ 1,990,419	$ 150,174	$ (8,662)	$ 13,934	369,255	$ 3,016,813
NT Growth Fund
Institutional Class	123,025	1,987,744	170,332	(2,176)	10,762	311,570	3,012,882
NT Large Company
Value Fund
Institutional Class	158,713	2,052,781	158,266	(5,211)	17,718	411,156	3,079,558
NT Mid Cap Value Fund
Institutional Class	68,107	934,592	78,829	(956)	10,092	166,410	1,481,049
NT Small Company
Fund Institutional Class	59,816	637,607	58,579	(4,628)	2,814	150,036	984,236
NT Vista Fund
Institutional Class	70,010	1,027,694	77,486	(4,612)	129	188,947	1,466,229
Real Estate Fund
Institutional Class	18,270	378,680	41,470	786	3,893	43,652	590,612
NT Emerging Markets
Fund Institutional Class	65,640	872,207	136,292	2,732	—	149,762	1,284,958
NT International Growth
Fund Institutional Class	92,205	1,314,674	156,130	(1,194)	18,915	229,395	1,883,333
High-Yield Fund
Institutional Class	19,414	201,087	13,960	5	8,709	52,253	304,113
Inflation-Adjusted Bond
Fund Institutional Class	18,277	429,345	27,723	196	8,353	53,151	619,209
NT Diversified Bond
Fund Institutional Class	68,273	1,543,183	109,233	(88)	28,678	204,869	2,161,368
		$13,370,013	$1,178,474	$(23,808)	$123,997		$19,884,360
(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of January 31, 2010, the following LIVESTRONG Portfolios owned 25% or more of the total outstanding shares of the underlying funds:

LIVESTRONG 2025 Portfolio
NT Equity Growth Fund	25%
NT Growth Fund	26%
NT Large Company Value Fund	25%
NT Mid Cap Value Fund	25%
NT Small Company Fund	27%
NT Vista Fund	26%
NT Diversified Bond Fund	27%
NT Emerging Markets Fund	25%
NT International Growth Fund	27%

As of January 31, 2010, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund, NT Small Company Fund and NT Vista Fund.

7. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of January 31, 2010, the valuation inputs used to determine the fair value of the funds’ securities were classified as Level 1.

8. Risk Factors

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social, and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds’ investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
Federal tax cost
of investments	$190,361,848	$421,528,960	$180,968,347	$567,887,748	$149,572,725
Gross tax appreciation
of investments	$6,772,092	$3,733,065	$14,211,289	$5,112,975	$12,874,661
Gross tax depreciation
of investments	—	—	(105,720)	(4,673,156)	—
Net tax appreciation
(depreciation)
of investments	$6,772,092	$3,733,065	$14,105,569	$439,819	$12,874,661

		LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
		2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
Federal tax cost
of investments		$350,116,516	$70,832,307	$196,429,530	$18,911,961
Gross tax appreciation
of investments		$2,389,600	$6,079,221	$567,198	$972,399
Gross tax depreciation
of investments		(7,230,800)	—	(10,611,559)	—
Net tax appreciation
(depreciation)
of investments		$(4,841,200)	$6,079,221	$(10,044,361)	$972,399

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of July 31, 2009:

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
Accumulated capital losses	$(176,528)	$(371,990)	—	$(566,597)	—
Capital loss deferrals	$(2,546,567)	$(3,727,536)	—	$(3,036,233)	—

		LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
		2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
Accumulated capital losses		$(456,604)	—	$(357,580)	—
Capital loss deferrals		$(2,677,709)	—	$(1,705,190)	—

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire in 2017.

The capital loss deferrals listed above represent net capital losses incurred in the nine-month period ended July 31, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory agreement. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval.

Financial Highlights

LIVESTRONG Income Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.53	$10.64	$11.06	$10.45	$10.51	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.14	0.24	0.40	0.33	0.37	0.29
Net Realized and
Unrealized Gain (Loss)	0.44	(0.95)	(0.38)	0.75	(0.07)	0.52
Total From
Investment Operations	0.58	(0.71)	0.02	1.08	0.30	0.81
Distributions
From Net
Investment Income	(0.14)	(0.31)	(0.42)	(0.32)	(0.35)	(0.30)
From Net
Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)	—
Total Distributions	(0.14)	(0.40)	(0.44)	(0.47)	(0.36)	(0.30)
Net Asset Value,
End of Period	$9.97	$9.53	$10.64	$11.06	$10.45	$10.51

Total Return(4)	6.08%	(6.44)%	0.11%	10.51%	2.99%	8.14%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.20%(6)	0.20%	0.20%	0.20%	0.20%	0.20%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.80%(6)	2.64%	3.61%	3.03%	3.51%	3.16%(6)
Portfolio Turnover Rate	8%	51%	26%	22%	120%	6%
Net Assets, End of Period
(in thousands)	$98,334	$95,441	$49,378	$44,109	$27,374	$15,572
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.53	$10.64	$11.06	$10.45	$10.51	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.15	0.26	0.42	0.35	0.37	0.34
Net Realized and
Unrealized Gain (Loss)	0.44	(0.95)	(0.38)	0.75	(0.05)	0.48
Total From
Investment Operations	0.59	(0.69)	0.04	1.10	0.32	0.82
Distributions
From Net
Investment Income	(0.15)	(0.33)	(0.44)	(0.34)	(0.37)	(0.31)
From Net
Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)	—
Total Distributions	(0.15)	(0.42)	(0.46)	(0.49)	(0.38)	(0.31)
Net Asset Value,
End of Period	$9.97	$9.53	$10.64	$11.06	$10.45	$10.51

Total Return(4)	6.19%	(6.25)%	0.31%	10.73%	3.20%	8.31%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.00%(6)	2.84%	3.81%	3.23%	3.71%	3.36%(6)
Portfolio Turnover Rate	8%	51%	26%	22%	120%	6%
Net Assets, End of Period
(in thousands)	$29,567	$25,088	$9,737	$8,285	$4,409	$3,169
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.53	$10.64	$11.05	$10.45	$10.51	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.13	0.21	0.35	0.31	0.33	0.18
Net Realized and
Unrealized Gain (Loss)	0.44	(0.94)	(0.35)	0.74	(0.05)	0.61
Total From
Investment Operations	0.57	(0.73)	—	1.05	0.28	0.79
Distributions
From Net
Investment Income	(0.13)	(0.29)	(0.39)	(0.30)	(0.33)	(0.28)
From Net
Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)	—
Total Distributions	(0.13)	(0.38)	(0.41)	(0.45)	(0.34)	(0.28)
Net Asset Value,
End of Period	$9.97	$9.53	$10.64	$11.05	$10.45	$10.51

Total Return(4)	5.94%	(6.67)%	(0.05)%	10.13%	2.83%	7.82%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.45%(6)	0.45%	0.45%	0.45%	0.45%	0.45%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.55%(6)	2.39%	3.36%	2.78%	3.26%	2.91%(6)
Portfolio Turnover Rate	8%	51%	26%	22%	120%	6%
Net Assets, End of Period
(in thousands)	$59,211	$34,202	$8,285	$8,129	$2,966	$940
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.52	$10.63	$11.05	$10.44	$10.50	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.11	0.18	0.30	0.27	0.26	0.29
Net Realized and
Unrealized Gain (Loss)	0.44	(0.93)	(0.34)	0.76	(0.01)	0.46
Total From
Investment Operations	0.55	(0.75)	(0.04)	1.03	0.25	0.75
Distributions
From Net
Investment Income	(0.11)	(0.27)	(0.36)	(0.27)	(0.30)	(0.25)
From Net
Realized Gains	—	(0.09)	(0.02)	(0.15)	(0.01)	—
Total Distributions	(0.11)	(0.36)	(0.38)	(0.42)	(0.31)	(0.25)
Net Asset Value,
End of Period	$9.96	$9.52	$10.63	$11.05	$10.44	$10.50

Total Return(4)	5.81%	(6.91)%	(0.40)%	9.97%	2.48%	7.61%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.70%(6)	0.70%	0.70%	0.70%	0.70%	0.70%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.30%(6)	2.14%	3.11%	2.53%	3.01%	2.66%(6)
Portfolio Turnover Rate	8%	51%	26%	22%	120%	6%
Net Assets, End of Period
(in thousands)	$10,022	$3,466	$351	$112	$37	$9
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.87	$11.39	$11.91	$11.09	$10.93	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.14	0.26	0.43	0.32	0.37	0.25
Net Realized and
Unrealized Gain (Loss)	0.51	(1.29)	(0.49)	1.04	0.11	0.86
Total From
Investment Operations	0.65	(1.03)	(0.06)	1.36	0.48	1.11
Distributions
From Net
Investment Income	(0.19)	(0.35)	(0.41)	(0.27)	(0.31)	(0.18)
From Net
Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)	—
Total Distributions	(0.19)	(0.49)	(0.46)	(0.54)	(0.32)	(0.18)
Net Asset Value,
End of Period	$10.33	$9.87	$11.39	$11.91	$11.09	$10.93

Total Return(4)	6.56%	(8.63)%	(0.67)%	12.46%	4.46%	11.17%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.20%(6)	0.20%	0.20%	0.20%	0.20%	0.20%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.69%(6)	2.78%	3.62%	2.74%	3.27%	2.61%(6)
Portfolio Turnover Rate	5%	28%	20%	18%	123%	2%
Net Assets, End of Period
(in thousands)	$248,523	$217,149	$161,838	$139,725	$89,431	$40,717
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.89	$11.41	$11.93	$11.10	$10.94	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.15	0.24	0.44	0.34	0.33	0.29
Net Realized and
Unrealized Gain (Loss)	0.51	(1.25)	(0.48)	1.05	0.17	0.84
Total From
Investment Operations	0.66	(1.01)	(0.04)	1.39	0.50	1.13
Distributions
From Net
Investment Income	(0.21)	(0.37)	(0.43)	(0.29)	(0.33)	(0.19)
From Net
Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)	—
Total Distributions	(0.21)	(0.51)	(0.48)	(0.56)	(0.34)	(0.19)
Net Asset Value,
End of Period	$10.34	$9.89	$11.41	$11.93	$11.10	$10.94

Total Return(4)	6.66%	(8.42)%	(0.46)%	12.77%	4.67%	11.32%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.89%(6)	2.98%	3.82%	2.94%	3.47%	2.81%(6)
Portfolio Turnover Rate	5%	28%	20%	18%	123%	2%
Net Assets, End of Period
(in thousands)	$69,002	$59,500	$17,845	$15,736	$10,439	$3,011
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.86	$11.37	$11.89	$11.07	$10.91	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.13	0.25	0.38	0.30	0.31	0.17
Net Realized and
Unrealized Gain (Loss)	0.50	(1.29)	(0.47)	1.03	0.14	0.91
Total From
Investment Operations	0.63	(1.04)	(0.09)	1.33	0.45	1.08
Distributions
From Net
Investment Income	(0.16)	(0.33)	(0.38)	(0.24)	(0.28)	(0.17)
From Net
Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)	—
Total Distributions	(0.16)	(0.47)	(0.43)	(0.51)	(0.29)	(0.17)
Net Asset Value,
End of Period	$10.33	$9.86	$11.37	$11.89	$11.07	$10.91

Total Return(4)	6.40%	(8.79)%	(0.93)%	12.20%	4.22%	10.88%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.45%(6)	0.45%	0.45%	0.45%	0.45%	0.45%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.44%(6)	2.53%	3.37%	2.49%	3.02%	2.36%(6)
Portfolio Turnover Rate	5%	28%	20%	18%	123%	2%
Net Assets, End of Period
(in thousands)	$78,689	$40,386	$24,384	$19,270	$9,556	$323
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.84	$11.36	$11.88	$11.06	$10.90	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.12	0.18	0.39	0.25	0.19	0.24
Net Realized and
Unrealized Gain (Loss)	0.51	(1.25)	(0.51)	1.05	0.23	0.82
Total From
Investment Operations	0.63	(1.07)	(0.12)	1.30	0.42	1.06
Distributions
From Net
Investment Income	(0.14)	(0.31)	(0.35)	(0.21)	(0.25)	(0.16)
From Net
Realized Gains	—	(0.14)	(0.05)	(0.27)	(0.01)	—
Total Distributions	(0.14)	(0.45)	(0.40)	(0.48)	(0.26)	(0.16)
Net Asset Value,
End of Period	$10.33	$9.84	$11.36	$11.88	$11.06	$10.90

Total Return(4)	6.35%	(9.12)%	(1.19)%	11.92%	4.05%	10.59%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.70%(6)	0.70%	0.70%	0.70%	0.70%	0.70%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.19%(6)	2.28%	3.12%	2.24%	2.77%	2.11%(6)
Portfolio Turnover Rate	5%	28%	20%	18%	123%	2%
Net Assets, End of Period
(in thousands)	$29,047	$13,316	$4,165	$3,187	$351	$14
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.47	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.11	0.13	0.03
Net Realized and Unrealized Gain (Loss)	0.49	(1.03)	(0.54)
Total From Investment Operations	0.60	(0.90)	(0.51)
Distributions
From Net Investment Income	(0.15)	(0.12)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.16)	(0.12)	—
Net Asset Value, End of Period	$8.91	$8.47	$9.49

Total Return(4)	7.01%	(9.38)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.20%(6)	0.20%	0.20%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.55%(6)	1.70%	1.89%(6)
Portfolio Turnover Rate	6%	53%	0%
Net Assets, End of Period (in thousands)	$107,071	$91,329	$1,073
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.47	$9.50	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.13	0.15	0.04
Net Realized and Unrealized Gain (Loss)	0.47	(1.05)	(0.54)
Total From Investment Operations	0.60	(0.90)	(0.50)
Distributions
From Net Investment Income	(0.16)	(0.13)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.17)	(0.13)	—
Net Asset Value, End of Period	$8.90	$8.47	$9.50

Total Return(4)	6.97%	(9.26)%	(5.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.00%(6)	0.00%	0.00%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.75%(6)	1.90%	2.09%(6)
Portfolio Turnover Rate	6%	53%	0%
Net Assets, End of Period (in thousands)	$29,396	$21,532	$16
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.45	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.10	0.15	0.04
Net Realized and Unrealized Gain (Loss)	0.48	(1.08)	(0.55)
Total From Investment Operations	0.58	(0.93)	(0.51)
Distributions
From Net Investment Income	(0.12)	(0.11)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.13)	(0.11)	—
Net Asset Value, End of Period	$8.90	$8.45	$9.49

Total Return(4)	6.87%	(9.72)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.45%(6)	0.45%	0.45%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.30%(6)	1.45%	1.64%(6)
Portfolio Turnover Rate	6%	53%	0%
Net Assets, End of Period (in thousands)	$47,825	$3,882	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.44	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09	0.14	0.03
Net Realized and Unrealized Gain (Loss)	0.48	(1.10)	(0.54)
Total From Investment Operations	0.57	(0.96)	(0.51)
Distributions
From Net Investment Income	(0.10)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.11)	(0.09)	—
Net Asset Value, End of Period	$8.90	$8.44	$9.49

Total Return(4)	6.73%	(9.96)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.70%(6)	0.70%	0.70%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.05%(6)	1.20%	1.39%(6)
Portfolio Turnover Rate	6%	53%	0%
Net Assets, End of Period (in thousands)	$10,782	$3,274	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.76	$11.63	$12.35	$11.49	$11.21	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.12	0.22	0.42	0.28	0.34	0.18
Net Realized and
Unrealized Gain (Loss)	0.59	(1.63)	(0.69)	1.34	0.27	1.17
Total From
Investment Operations	0.71	(1.41)	(0.27)	1.62	0.61	1.35
Distributions
From Net
Investment Income	(0.17)	(0.30)	(0.40)	(0.24)	(0.31)	(0.14)
From Net
Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)	—
Total Distributions	(0.17)	(0.46)	(0.45)	(0.76)	(0.33)	(0.14)
Net Asset Value,
End of Period	$10.30	$9.76	$11.63	$12.35	$11.49	$11.21

Total Return(4)	7.19%	(11.64)%	(2.39)%	14.45%	5.48%	13.57%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.20%(6)	0.20%	0.20%	0.20%	0.20%	0.20%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.26%(6)	2.43%	3.40%	2.34%	2.98%	2.08%(6)
Portfolio Turnover Rate	5%	22%	18%	18%	120%	2%
Net Assets, End of Period
(in thousands)	$357,078	$313,816	$215,024	$174,984	$112,202	$53,285
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.77	$11.64	$12.37	$11.51	$11.23	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.13	0.24	0.43	0.31	0.37	0.27
Net Realized and
Unrealized Gain (Loss)	0.59	(1.63)	(0.69)	1.34	0.26	1.11
Total From
Investment Operations	0.72	(1.39)	(0.26)	1.65	0.63	1.38
Distributions
From Net
Investment Income	(0.19)	(0.32)	(0.42)	(0.27)	(0.33)	(0.15)
From Net
Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)	—
Total Distributions	(0.19)	(0.48)	(0.47)	(0.79)	(0.35)	(0.15)
Net Asset Value,
End of Period	$10.30	$9.77	$11.64	$12.37	$11.51	$11.23

Total Return(4)	7.29%	(11.45)%	(2.27)%	14.67%	5.77%	13.74%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.46%(6)	2.63%	3.60%	2.54%	3.18%	2.28%(6)
Portfolio Turnover Rate	5%	22%	18%	18%	120%	2%
Net Assets, End of Period
(in thousands)	$88,143	$78,031	$44,611	$44,250	$31,399	$21,458
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.74	$11.61	$12.34	$11.48	$11.19	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.11	0.21	0.35	0.26	0.29	0.12
Net Realized and
Unrealized Gain (Loss)	0.59	(1.64)	(0.66)	1.33	0.30	1.20
Total From
Investment Operations	0.70	(1.43)	(0.31)	1.59	0.59	1.32
Distributions
From Net
Investment Income	(0.14)	(0.28)	(0.37)	(0.21)	(0.28)	(0.13)
From Net
Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)	—
Total Distributions	(0.14)	(0.44)	(0.42)	(0.73)	(0.30)	(0.13)
Net Asset Value,
End of Period	$10.30	$9.74	$11.61	$12.34	$11.48	$11.19

Total Return(4)	7.14%	(11.89)%	(2.73)%	14.17%	5.30%	13.28%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.45%(6)	0.45%	0.45%	0.45%	0.45%	0.45%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.01%(6)	2.18%	3.15%	2.09%	2.73%	1.83%(6)
Portfolio Turnover Rate	5%	22%	18%	18%	120%	2%
Net Assets, End of Period
(in thousands)	$90,754	$49,723	$28,073	$17,076	$7,404	$388
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.73	$11.60	$12.32	$11.46	$11.18	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.09	0.16	0.36	0.22	0.19	0.15
Net Realized and
Unrealized Gain (Loss)	0.59	(1.62)	(0.70)	1.34	0.36	1.15
Total From
Investment Operations	0.68	(1.46)	(0.34)	1.56	0.55	1.30
Distributions
From Net
Investment Income	(0.11)	(0.25)	(0.33)	(0.18)	(0.25)	(0.12)
From Net
Realized Gains	—	(0.16)	(0.05)	(0.52)	(0.02)	—
Total Distributions	(0.11)	(0.41)	(0.38)	(0.70)	(0.27)	(0.12)
Net Asset Value,
End of Period	$10.30	$9.73	$11.60	$12.32	$11.46	$11.18

Total Return(4)	6.98%	(12.12)%	(2.90)%	13.90%	4.95%	13.10%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.70%(6)	0.70%	0.70%	0.70%	0.70%	0.70%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.76%(6)	1.93%	2.90%	1.84%	2.48%	1.58%(6)
Portfolio Turnover Rate	5%	22%	18%	18%	120%	2%
Net Assets, End of Period
(in thousands)	$32,358	$16,344	$2,746	$1,378	$545	$65
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.04	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.53	(1.36)	(0.63)
Total From Investment Operations	0.62	(1.26)	(0.61)
Distributions
From Net Investment Income	(0.11)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.12)	(0.09)	—
Net Asset Value, End of Period	$8.54	$8.04	$9.39

Total Return(4)	7.73%	(13.30)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.20%(6)	0.20%	0.20%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.03%(6)	1.48%	1.49%(6)
Portfolio Turnover Rate	5%	43%	4%
Net Assets, End of Period (in thousands)	$83,856	$70,382	$626
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.05	$9.40	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.10	0.12	0.04
Net Realized and Unrealized Gain (Loss)	0.53	(1.37)	(0.64)
Total From Investment Operations	0.63	(1.25)	(0.60)
Distributions
From Net Investment Income	(0.13)	(0.10)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.14)	(0.10)	—
Net Asset Value, End of Period	$8.54	$8.05	$9.40

Total Return(4)	7.81%	(13.18)%	(6.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.00%(6)	0.00%	0.00%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.23%(6)	1.68%	1.69%(6)
Portfolio Turnover Rate	5%	43%	4%
Net Assets, End of Period (in thousands)	$22,911	$17,528	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.03	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.08	0.11	0.03
Net Realized and Unrealized Gain (Loss)	0.52	(1.39)	(0.64)
Total From Investment Operations	0.60	(1.28)	(0.61)
Distributions
From Net Investment Income	(0.09)	(0.08)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.10)	(0.08)	—
Net Asset Value, End of Period	$8.53	$8.03	$9.39

Total Return(4)	7.47%	(13.53)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.45%(6)	0.45%	0.45%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.78%(6)	1.23%	1.24%(6)
Portfolio Turnover Rate	5%	43%	4%
Net Assets, End of Period (in thousands)	$45,684	$3,378	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.02	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07	0.12	0.02
Net Realized and Unrealized Gain (Loss)	0.52	(1.42)	(0.63)
Total From Investment Operations	0.59	(1.30)	(0.61)
Distributions
From Net Investment Income	(0.07)	(0.07)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.08)	(0.07)	—
Net Asset Value, End of Period	$8.53	$8.02	$9.39

Total Return(4)	7.33%	(13.76)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.70%(6)	0.70%	0.70%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.53%(6)	0.98%	0.99%(6)
Portfolio Turnover Rate	5%	43%	4%
Net Assets, End of Period (in thousands)	$9,996	$3,573	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.74	$12.10	$13.09	$11.85	$11.43	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.10	0.19	0.41	0.24	0.31	0.17
Net Realized and
Unrealized Gain (Loss)	0.69	(2.13)	(0.95)	1.71	0.42	1.39
Total From
Investment Operations	0.79	(1.94)	(0.54)	1.95	0.73	1.56
Distributions
From Net
Investment Income	(0.14)	(0.24)	(0.40)	(0.19)	(0.30)	(0.13)
From Net
Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)	—
Total Distributions	(0.14)	(0.42)	(0.45)	(0.71)	(0.31)	(0.13)
Net Asset Value,
End of Period	$10.39	$9.74	$12.10	$13.09	$11.85	$11.43

Total Return(4)	8.07%	(15.54)%	(4.33)%	16.86%	6.45%	15.71%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.20%(6)	0.20%	0.20%	0.20%	0.20%	0.20%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.91%(6)	2.12%	3.19%	1.87%	2.61%	(1.62)%(6)
Portfolio Turnover Rate	5%	18%	16%	23%	141%	3%
Net Assets, End of Period
(in thousands)	$202,951	$170,455	$128,815	$91,220	$52,206	$21,537
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.76	$12.12	$13.11	$11.87	$11.45	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.11	0.20	0.44	0.26	0.30	0.16
Net Realized and
Unrealized Gain (Loss)	0.69	(2.12)	(0.95)	1.72	0.45	1.43
Total From
Investment Operations	0.80	(1.92)	(0.51)	1.98	0.75	1.59
Distributions
From Net
Investment Income	(0.16)	(0.26)	(0.43)	(0.22)	(0.32)	(0.14)
From Net
Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)	—
Total Distributions	(0.16)	(0.44)	(0.48)	(0.74)	(0.33)	(0.14)
Net Asset Value,
End of Period	$10.40	$9.76	$12.12	$13.11	$11.87	$11.45

Total Return(4)	8.17%	(15.34)%	(4.13)%	17.07%	6.66%	15.98%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.11%(6)	2.32%	3.39%	2.07%	2.81%	1.82%(6)
Portfolio Turnover Rate	5%	18%	16%	23%	141%	3%
Net Assets, End of Period
(in thousands)	$54,826	$46,544	$24,120	$22,314	$11,104	$3,435
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.73	$12.09	$13.08	$11.83	$11.42	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.09	0.17	0.35	0.21	0.26	0.11
Net Realized and
Unrealized Gain (Loss)	0.68	(2.13)	(0.92)	1.72	0.43	1.44
Total From
Investment Operations	0.77	(1.96)	(0.57)	1.93	0.69	1.55
Distributions
From Net
Investment Income	(0.11)	(0.22)	(0.37)	(0.16)	(0.27)	(0.13)
From Net
Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)	—
Total Distributions	(0.11)	(0.40)	(0.42)	(0.68)	(0.28)	(0.13)
Net Asset Value,
End of Period	$10.39	$9.73	$12.09	$13.08	$11.83	$11.42

Total Return(4)	7.91%	(15.77)%	(4.58)%	16.67%	6.10%	15.53%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.45%(6)	0.45%	0.45%	0.45%	0.45%	0.45%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.66%(6)	1.87%	2.94%	1.62%	2.36%	1.37%(6)
Portfolio Turnover Rate	5%	18%	16%	23%	141%	3%
Net Assets, End of Period
(in thousands)	$64,692	$32,896	$19,145	$13,378	$5,224	$113
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.72	$12.07	$13.06	$11.82	$11.40	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.08	0.14	0.43	0.18	0.16	0.22
Net Realized and
Unrealized Gain (Loss)	0.68	(2.11)	(1.03)	1.71	0.51	1.30
Total From
Investment Operations	0.76	(1.97)	(0.60)	1.89	0.67	1.52
Distributions
From Net
Investment Income	(0.09)	(0.20)	(0.34)	(0.13)	(0.24)	(0.12)
From Net
Realized Gains	—	(0.18)	(0.05)	(0.52)	(0.01)	—
Total Distributions	(0.09)	(0.38)	(0.39)	(0.65)	(0.25)	(0.12)
Net Asset Value,
End of Period	$10.39	$9.72	$12.07	$13.06	$11.82	$11.40

Total Return(4)	7.75%	(15.92)%	(4.84)%	16.30%	5.93%	15.24%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.70%(6)	0.70%	0.70%	0.70%	0.70%	0.70%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.41%(6)	1.62%	2.69%	1.37%	2.11%	1.12%(6)
Portfolio Turnover Rate	5%	18%	16%	23%	141%	3%
Net Assets, End of Period
(in thousands)	$22,807	$10,785	$2,178	$975	$296	$6
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.75	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.08	0.09	0.01
Net Realized and Unrealized Gain (Loss)	0.57	(1.54)	(0.72)
Total From Investment Operations	0.65	(1.45)	(0.71)
Distributions
From Net Investment Income	(0.09)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.10)	(0.09)	—
Net Asset Value, End of Period	$8.30	$7.75	$9.29

Total Return(4)	8.32%	(15.53)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.20%(6)	0.20%	0.20%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.84%(6)	1.38%	1.10%(6)
Portfolio Turnover Rate	2%	25%	3%
Net Assets, End of Period (in thousands)	$32,099	$24,386	$831
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.75	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.09	0.11	0.03
Net Realized and Unrealized Gain (Loss)	0.58	(1.56)	(0.74)
Total From Investment Operations	0.67	(1.45)	(0.71)
Distributions
From Net Investment Income	(0.11)	(0.09)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.12)	(0.09)	—
Net Asset Value, End of Period	$8.30	$7.75	$9.29

Total Return(4)	8.54%	(15.43)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.00%(6)	0.00%	0.00%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.04%(6)	1.58%	1.30%(6)
Portfolio Turnover Rate	2%	25%	3%
Net Assets, End of Period (in thousands)	$14,575	$9,846	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07	0.09	0.02
Net Realized and Unrealized Gain (Loss)	0.58	(1.57)	(0.73)
Total From Investment Operations	0.65	(1.48)	(0.71)
Distributions
From Net Investment Income	(0.07)	(0.08)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.08)	(0.08)	—
Net Asset Value, End of Period	$8.30	$7.73	$9.29

Total Return(4)	8.33%	(15.87)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.45%(6)	0.45%	0.45%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.59%(6)	1.13%	0.85%(6)
Portfolio Turnover Rate	2%	25%	3%
Net Assets, End of Period (in thousands)	$24,624	$1,551	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.72	$9.28	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.57	(1.59)	(0.74)
Total From Investment Operations	0.63	(1.49)	(0.72)
Distributions
From Net Investment Income	(0.05)	(0.07)	—
From Net Realized Gains	(0.01)	—	—
Total Distributions	(0.06)	(0.07)	—
Net Asset Value, End of Period	$8.29	$7.72	$9.28

Total Return(4)	8.07%	(16.01)%	(7.20)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.70%(6)	0.70%	0.70%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.34%(6)	0.88%	0.60%(6)
Portfolio Turnover Rate	2%	25%	3%
Net Assets, End of Period (in thousands)	$5,614	$2,347	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.59	$12.24	$13.40	$11.96	$11.54	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.09	0.18	0.42	0.22	0.31	0.12
Net Realized and
Unrealized Gain (Loss)	0.73	(2.41)	(1.12)	1.92	0.46	1.56
Total From
Investment Operations	0.82	(2.23)	(0.70)	2.14	0.77	1.68
Distributions
From Net
Investment Income	(0.13)	(0.22)	(0.41)	(0.17)	(0.32)	(0.14)
From Net
Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)	—
Total Distributions	(0.13)	(0.42)	(0.46)	(0.70)	(0.35)	(0.14)
Net Asset Value,
End of Period	$10.28	$9.59	$12.24	$13.40	$11.96	$11.54

Total Return(4)	8.46%	(17.74)%	(5.53)%	18.23%	6.76%	16.86%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.20%(6)	0.20%	0.20%	0.20%	0.20%	0.20%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.72%(6)	1.99%	3.19%	1.62%	2.62%	1.83%(6)
Portfolio Turnover Rate	5%	18%	18%	25%	137%	17%
Net Assets, End of Period
(in thousands)	$100,740	$85,095	$72,649	$48,229	$22,437	$7,465
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.60	$12.25	$13.42	$11.98	$11.56	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.10	0.20	0.44	0.23	0.35	0.25
Net Realized and
Unrealized Gain (Loss)	0.74	(2.41)	(1.12)	1.93	0.44	1.45
Total From
Investment Operations	0.84	(2.21)	(0.68)	2.16	0.79	1.70
Distributions
From Net
Investment Income	(0.15)	(0.24)	(0.44)	(0.19)	(0.34)	(0.14)
From Net
Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)	—
Total Distributions	(0.15)	(0.44)	(0.49)	(0.72)	(0.37)	(0.14)
Net Asset Value,
End of Period	$10.29	$9.60	$12.25	$13.42	$11.98	$11.56

Total Return(4)	8.67%	(17.56)%	(5.40)%	18.44%	6.96%	17.11%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.92%(6)	2.19%	3.39%	1.82%	2.82%	2.03%(6)
Portfolio Turnover Rate	5%	18%	18%	25%	137%	17%
Net Assets, End of Period
(in thousands)	$40,194	$34,639	$31,054	$28,483	$13,397	$7,181
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.57	$12.22	$13.38	$11.94	$11.53	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.08	0.15	0.39	0.18	0.20	0.07
Net Realized and
Unrealized Gain (Loss)	0.73	(2.40)	(1.13)	1.92	0.53	1.59
Total From
Investment Operations	0.81	(2.25)	(0.74)	2.10	0.73	1.66
Distributions
From Net
Investment Income	(0.10)	(0.20)	(0.37)	(0.13)	(0.29)	(0.13)
From Net
Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)	—
Total Distributions	(0.10)	(0.40)	(0.42)	(0.66)	(0.32)	(0.13)
Net Asset Value,
End of Period	$10.28	$9.57	$12.22	$13.38	$11.94	$11.53

Total Return(4)	8.42%	(17.98)%	(5.78)%	17.96%	6.51%	16.57%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.45%(6)	0.45%	0.45%	0.45%	0.45%	0.45%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.47%(6)	1.74%	2.94%	1.37%	2.37%	1.58%(6)
Portfolio Turnover Rate	5%	18%	18%	25%	137%	17%
Net Assets, End of Period
(in thousands)	$34,766	$17,537	$11,411	$9,091	$4,177	$380
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.56	$12.21	$13.36	$11.93	$11.51	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.07	0.11	0.38	0.12	0.12	0.18
Net Realized and
Unrealized Gain (Loss)	0.72	(2.38)	(1.14)	1.94	0.59	1.45
Total From
Investment Operations	0.79	(2.27)	(0.76)	2.06	0.71	1.63
Distributions
From Net
Investment Income	(0.07)	(0.18)	(0.34)	(0.10)	(0.26)	(0.12)
From Net
Realized Gains	—	(0.20)	(0.05)	(0.53)	(0.03)	—
Total Distributions	(0.07)	(0.38)	(0.39)	(0.63)	(0.29)	(0.12)
Net Asset Value,
End of Period	$10.28	$9.56	$12.21	$13.36	$11.93	$11.51

Total Return(4)	8.26%	(18.20)%	(5.96)%	17.58%	6.24%	16.38%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets(5)	0.70%(6)	0.70%	0.70%	0.70%	0.70%	0.70%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.22%(6)	1.49%	2.69%	1.12%	2.12%	1.33%(6)
Portfolio Turnover Rate	5%	18%	18%	25%	137%	17%
Net Assets, End of Period
(in thousands)	$10,683	$4,966	$1,403	$753	$165	$6
(1)	Six months ended January 31, 2010 (unaudited).
(2)	August 31, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(6) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.46	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07	0.10	0.02
Net Realized and Unrealized Gain (Loss)	0.58	(1.80)	(0.79)
Total From Investment Operations	0.65	(1.70)	(0.77)
Distributions
From Net Investment Income	(0.08)	(0.07)	—
From Net Realized Gains	—(4)	—	—
Total Distributions	(0.08)	(0.07)	—
Net Asset Value, End of Period	$8.03	$7.46	$9.23

Total Return(5)	8.65%	(18.30)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.20%(7)	0.20%	0.20%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.65%(7)	1.57%	1.16%(7)
Portfolio Turnover Rate	9%	26%	3%
Net Assets, End of Period (in thousands)	$6,851	$3,454	$464
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(7) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.47	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.08	0.12	0.03
Net Realized and Unrealized Gain (Loss)	0.57	(1.80)	(0.80)
Total From Investment Operations	0.65	(1.68)	(0.77)
Distributions
From Net Investment Income	(0.09)	(0.08)	—
From Net Realized Gains	—(4)	—	—
Total Distributions	(0.09)	(0.08)	—
Net Asset Value, End of Period	$8.03	$7.47	$9.23

Total Return(5)	8.72%	(18.09)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.00%(7)	0.00%	0.00%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.85%(7)	1.77%	1.36%(7)
Portfolio Turnover Rate	9%	26%	3%
Net Assets, End of Period (in thousands)	$5,229	$3,179	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(7) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.45	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06	0.07	0.02
Net Realized and Unrealized Gain (Loss)	0.57	(1.79)	(0.79)
Total From Investment Operations	0.63	(1.72)	(0.77)
Distributions
From Net Investment Income	(0.05)	(0.06)	—
From Net Realized Gains	—(4)	—	—
Total Distributions	(0.05)	(0.06)	—
Net Asset Value, End of Period	$8.03	$7.45	$9.23

Total Return(5)	8.52%	(18.52)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.45%(7)	0.45%	0.45%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.40%(7)	1.32%	0.91%(7)
Portfolio Turnover Rate	9%	26%	3%
Net Assets, End of Period (in thousands)	$6,447	$336	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(7) Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.44	$9.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.05	0.08	0.02
Net Realized and Unrealized Gain (Loss)	0.57	(1.81)	(0.80)
Total From Investment Operations	0.62	(1.73)	(0.78)
Distributions
From Net Investment Income	(0.03)	(0.05)	—
From Net Realized Gains	—(4)	—	—
Total Distributions	(0.03)	(0.05)	—
Net Asset Value, End of Period	$8.03	$7.44	$9.22

Total Return(5)	8.40%	(18.66)%	(7.80)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.70%(7)	0.70%	0.70%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.15%(7)	1.07%	0.66%(7)
Portfolio Turnover Rate	9%	26%	3%
Net Assets, End of Period (in thousands)	$1,358	$186	$6
(1) Six months ended January 31, 2010 (unaudited).
(2) May 30, 2008 (fund inception) through July 31, 2008.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(7) Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Citigroup Non-US World Government Bond Index is based on the Citigroup World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (Europe, Australasia, Far East) Index is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) Index represents the performance of stocks in global emerging market countries.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Asset Allocation Portfolios, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1003
CL-SAN-67772N

Semiannual Report
January 31, 2010

American Century Investments®

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3

One Choice Portfolios

Performance	4
Portfolio Commentary	9
Underlying Fund Allocations.	9
Market Index Total Returns	10

Shareholder Fee Examples	13

Financial Statements

Schedule of Investments	15
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	22
Notes to Financial Statements	25
Financial Highlights	35

Other Information

Additional Information	40
Index Definitions	41

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended January 31, 2010, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

In my first letter to shareholders of the American Century Investments funds, I invited you to contact me with your questions. I have been gratified with your response. Most shareholder inquiries to date have related to specific fund performance issues. As I noted in my individual responses, your board through the Fund Performance Committee continues to stress improved performance in our quarterly meetings with chief investment officers and fund managers.

An important part of our fund performance review process is a face-to-face meeting with portfolio managers. The board traveled to the American Century Investments office in Mountain View, California to meet with the fund of funds and asset allocation portfolio management teams. These meetings validated the importance of thorough reviews of investment opportunities by the credit management personnel resident in that office. As a result of their efforts, American Century Investments funds were able to avoid the “toxic assets” that plagued many other fund families in 2008.

From April through June 2009, the board conducted its annual review of the advisory contracts between American Century Investments and each fund. Our efforts involved a review of fund information, including assets under management; total expense ratio compared to peers; economies of scale; fee breakpoints that reduce shareholder costs as assets increase; performance compared to peers and benchmarks; and the quality of services provided to fund shareholders. A detailed discussion of board considerations in connection with advisory contract renewal is included annually in each fund’s shareholder reports. During this review, the board focuses on a detailed comparison of the competitive position of each fund and has negotiated more than 60 breakpoints or fee reductions in the past five years.

The board looks forward to another year of work on your behalf and your comments are appreciated. You are invited to email me at dhpratt@fundboardchair.com.

3

Performance

One Choice Portfolios

Total Returns as of January 31, 2010
				Average Annual Returns
	Ticker				Since	Inception
	Symbol	6 months(1)	1 year	5 years	Inception	Date
One Choice Portfolio:
Very Conservative —
Investor Class	AONIX	4.40%	13.28%	3.77%	4.17%	9/30/04
One Choice Portfolio:
Conservative — Investor Class	AOCIX	5.79%	19.23%	3.44%	4.13%	9/30/04
One Choice Portfolio:
Moderate — Investor Class	AOMIX	6.94%	25.01%	3.31%	4.35%	9/30/04
One Choice Portfolio:
Aggressive — Investor Class	AOGIX	7.63%	29.43%	2.98%	4.18%	9/30/04
One Choice Portfolio: Very
Aggressive — Investor Class	AOVIX	7.89%	32.01%	2.06%	3.53%	9/30/04
Russell 3000 Index(2)	—	10.16%	35.05%	0.57%	1.86%	—
Barclays Capital U.S.
Aggregate Bond Index(3)	—	3.87%	8.51%	5.16%	5.14%	—
Citigroup US Broad
Investment-Grade Bond Index	—	3.64%	7.54%	5.40%	5.37%	—
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	In January of 2010, the fund’s fixed-income benchmark changed from the Citigroup US Broad Investment-Grade Bond Index to the Barclays
Capital U.S. Aggregate Bond Index. This reflects a change in the portfolio management analytics software used by American Century
Investments’ fixed-income teams. The investment process is unchanged.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of January 31, 2010.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

One Choice Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

5

One Choice Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

6

One Choice Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

7

One Choice Portfolios

One-Year Returns Over Life of Class
Periods ended January 31
	2005*	2006	2007	2008	2009	2010
One Choice Portfolio:
Very Conservative — Investor Class	3.35%	4.03%	6.75%	5.57%	-9.40%	13.28%
One Choice Portfolio:
Conservative — Investor Class	4.78%	7.01%	8.46%	4.61%	-18.19%	19.23%
One Choice Portfolio:
Moderate — Investor Class	6.65%	11.62%	10.41%	3.94%	-26.51%	25.01%
One Choice Portfolio:
Aggressive — Investor Class	7.45%	15.18%	11.32%	4.41%	-33.17%	29.43%
One Choice Portfolio:
Very Aggressive — Investor Class	8.65%	17.80%	12.62%	3.46%	-38.87%	32.01%
Russell 3000 Index	7.22%	12.67%	14.11%	-3.08%	-38.86%	35.05%
Barclays Capital U.S.
Aggregate Bond Index	1.59%	1.80%	4.28%	8.81%	2.59%	8.51%
Citigroup US Broad
Investment-Grade Bond Index	1.65%	1.91%	4.32%	9.32%	4.06%	7.54%
*From 9/30/04, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.69%
One Choice Portfolio: Conservative — Investor Class	0.78%
One Choice Portfolio: Moderate — Investor Class	0.87%
One Choice Portfolio: Aggressive — Investor Class	0.96%
One Choice Portfolio: Very Aggressive — Investor Class	1.03%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

8

Portfolio Commentary

One Choice Portfolios

Portfolio Managers: Enrique Chang, Scott Wittman, and Irina Torelli

Performance Summary

Each of the five One Choice Portfolios advanced for the six months ended January 31, 2010, with returns ranging from 4.40%(1) for One Choice Portfolio: Very Conservative to 7.89%(1) for One Choice Portfolio: Very Aggressive (see pages 4–8 for more detailed performance information). The gains reflected positive performance across all asset classes represented in the Portfolios during the six-month period.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Stock Market Review

The U.S. stock market gained ground for the six-month period, extending a rally that began in March 2009. The market’s advance was driven by increasing investor confidence regarding a potential recovery from the sharp economic downturn in late 2008 and early 2009.

Underlying Fund Allocations as a % of net assets as of January 31, 2010(2)
	Very				Very
	Conservative	Conservative	Moderate	Aggressive	Aggressive
Equity
Equity Growth Fund	4.4%	8.3%	15.4%	13.9%	17.4%
Growth Fund	2.9%	5.2%	8.5%	14.9%	18.3%
Large Company Value Fund	7.4%	10.3%	8.9%	7.9%	10.1%
Real Estate Fund	2.0%	2.0%	2.0%	2.0%	2.0%
Small Company Fund	1.0%	1.5%	2.0%	2.3%	2.5%
Value Fund	4.7%	6.5%	5.0%	4.3%	5.6%
VistaSM Fund	1.5%	3.8%	6.7%	13.0%	16.1%
Emerging Markets Fund	—	—	3.9%	6.4%	7.4%
International Growth Fund	—	5.8%	9.8%	12.2%	15.4%
Total Equity	23.9%	43.4%	62.2%	76.9%	94.8%
Fixed Income
Diversified Bond Fund	33.2%	31.8%	21.7%	13.7%	4.2%
High-Yield Fund	—	—	2.1%	4.2%	—
Inflation-Adjusted Bond Fund	10.1%	9.1%	6.1%	4.2%	—
International Bond Fund	9.9%	7.9%	2.9%	—	—
Total Fixed Income	53.2%	48.8%	32.8%	22.1%	4.2%
Prime Money Market Fund	22.9%	7.8%	5.0%	1.0%	1.0%
Other Assets and Liabilities	—(3)	—(3)	—(3)	—(3)	—(3)
(1)	Totals returns for periods less than one year are not annualized.
(2)	Underlying fund investments represent Investor Class.
(3)	Category is less than 0.05% of total net assets.

9

One Choice Portfolios

Signs of improvement were evident across many segments of the economy during the six months—home sales began to rise, manufacturing activity picked up, and retail sales figures showed uneven but promising results. Consequently, the U.S. economy grew at a 2.2% annual rate in the third quarter of 2009—its first positive quarterly growth rate in more than a year—and a 5.9% annual rate in the fourth quarter. In addition, cost-management efforts at many companies helped generate better-than-expected corporate earnings during the six-month period.

There were exceptions to the favorable economic data—most notably, the unemployment rate remained persistently elevated, reaching a 26-year high of 10.1% in October 2009 before falling back to 9.7% by the end of January 2010. Nonetheless, the overall economic picture was one of gradual improvement, and the stock market responded with a steady rally that persisted throughout much of the six-month period.

Stocks finished the period on a down note, giving back some of their gains late in the period as investors expressed some skepticism about the sustainability of the nascent economic recovery. Despite this hiccup, however, the broad stock indices gained approximately 10% overall for the six-month period. As the table below indicates, mid-cap stocks posted the best results, while small-cap stocks lagged. Value-oriented shares outpaced growth issues across all market capitalizations, most notably in the small-cap segment of the market.

International equity markets also advanced during the six-month period as optimistic investors embraced the hope that the improving economic environment would blossom into a full-fledged global recovery in 2010. Emerging markets generated the best returns, benefiting the most from rising expectations for a global economic expansion. Among developed markets, countries along the Pacific Rim were the top performers, with the notable exception of Japan.

Market Index Total Returns
For the six months ended January 31, 2010*
U.S. Stocks
Russell 1000 Index (Large-Cap)	10.27%
Russell Midcap Index	13.45%
Russell 2000 Index (Small-Cap)	8.86%
International Stocks
MSCI EAFE (Europe, Australasia, Far East) Index	6.93%
MSCI EM (Emerging Markets) Index	11.40%
U.S. Fixed Income
Barclays Capital U.S. Aggregate Bond Index	3.87%
Barclays Capital 10-Year U.S. Treasury Note (Bellwether)	0.58%
Barclays Capital Three-Month U.S. Treasury Bill (Bellwether)	0.10%
International Bonds
Citigroup Non-U.S. World Government Bond Index	2.47%
*Total returns for periods less than one year are not annualized.

10

One Choice Portfolios

Bond Market Review

U.S. bonds gained ground during the period, though to a lesser degree than the equity market. The bond market’s advance was led primarily by corporate bonds, which benefited substantially from the improving economic environment and higher-than-anticipated corporate profits. In particular, high-yield corporate bonds posted double-digit gains for the period.

In contrast, Treasury and government agency securities generated modestly positive returns and lagged the rest of the bond market. As the economic environment improved, Treasury securities fell out of favor as investors shifted to other higher-yielding segments of the bond market. In addition, an increase in supply—as the government issued more securities to fund its economic stimulus efforts—weighed on the Treasury market.

Mortgage-backed securities performed in line with the broad bond market. The positive impact of the Federal Reserve’s purchases of mortgage-backed securities to support the housing market was largely offset by an increase in mortgage refinancing activity.

International fixed-income markets also advanced for the reporting period, though they lagged the performance of the domestic bond market. While many countries continued to issue new debt to fund economic stimulus programs, much like the U.S., the new supply was more than offset by strong demand from financial institutions seeking to maintain liquidity and rebuild their balance sheets. In addition, a weaker U.S. dollar provided a modest boost to foreign bond returns for U.S. investors. Although the dollar appreciated versus the euro, it declined versus the Japanese yen and other major currencies.

Portfolio Performance

Each One Choice Portfolio is a “fund of funds” that invests in other Amer-ican Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 9 for the specific underlying fund allocations for each One Choice Portfolio.)

Within the Portfolios, every stock fund gained ground during the six-month period. The top performer was the Real Estate Fund, which gained 24% amid improving economic conditions, continued access to capital, and a potential buyer’s market for commercial real estate in 2010 as financial institutions look to unload foreclosed properties. The Value and Emerging Markets funds also generated double-digit gains for the reporting period. The weakest performer on the equity side was the Vista Fund, the Portfolios’ mid-cap growth component, which faced performance headwinds as stocks exhibiting accelerating growth and price momentum were out of favor for much of the period.

The leading performers among the Portfolios’ fixed-income components were the High-Yield Fund, which returned more than 11% for the reporting period, and the Inflation-Adjusted Bond Fund, which benefited from concerns that the economic recovery could lead to higher inflation down the road. The Diversified Bond Fund, the Portfolios’ main fixed-income holding, performed in line with the broad domestic bond market, while the International Bond Fund posted a fractionally positive return for the six-month period.

11

One Choice Portfolios

Portfolio Strategy

Each Portfolio has a “neutral” asset mix (the target allocations for stock, bond, and money market funds) that remains fixed over time. Our management approach involves making modest tactical adjustments to each Portfolio’s actual asset mix to add value and improve the Portfolios’ ability to meet their investment objectives.

Over the last six months, we continued to position the Portfolios defensively, with a modest overweight position in bonds and a corresponding underweight position in stocks. This defensive positioning reflected our view that the road to a full financial and economic recovery was likely to be long and gradual, with many bumps along the way. However, investors’ growing optimism and appetite for risk fueled a more substantial rise in stocks than in bonds during the period, and as a result, this strategy detracted from overall performance.

In the equity portion of the Portfolios, a continued emphasis on growth over value—via an overweight position in the Growth Fund and underweight positions in the Value and Large Company Value funds—detracted from results as the two value components outperformed Growth for the six-month period, reflecting a similar pattern in the broad equity market. Stock selection added value in the International Growth and Small Company funds, but security selection weighed on performance in many of the remaining equity components, most notably the Vista Fund.

The Diversified Bond Fund remained the largest fixed-income component in each Portfolio. Sector allocation contributed positively to Diversified Bond’s performance, particularly an overweight position in corporate bonds and an underweight position in Treasury bonds. During the period, the management team positioned Diversified Bond for a flatter yield curve—a narrower gap between short- and long-term interest rates—as this gap reached historically wide levels in late 2009. Although the High-Yield Fund (represented only in One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive) generated the best absolute return among the Portfolios’ fixed-income components, its relatively conservative positioning caused it to underperform its benchmark for the six-month period.

Outlook

Despite improving economic conditions over the past six months, we believe that the global recovery still faces several headwinds. Unemployment remains persistently high, consumers and businesses continue to deleverage amid elevated debt levels, and the federal government is producing sizable budget deficits in its efforts to sustain the recovery. Perhaps the greatest challenge will be whether the economy can maintain its momentum when the government’s temporary stimulus programs end.

Given this environment, we plan to maintain the portfolio’s current defensive positioning, with a slight underweight position in stocks and a matching overweight position in bonds. We believe that this approach, along with the Portfolios’ broad diversification, will add value in an uncertain investment environment.

12

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying Amer-ican Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical

13

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	8/1/09 -	Expense	8/1/09 -	Expense
	8/1/09	1/31/10	1/31/10	Ratio(1)	1/31/10	Ratio(2)
One Choice Portfolio: Very Conservative
Actual	$1,000	$1,044.00	$0.00	0.00%(3)	$3.50	0.68%
Hypothetical	$1,000	$1,025.21	$0.00	0.00%(3)	$3.47	0.68%
One Choice Portfolio: Conservative
Actual	$1,000	$1,057.90	$0.00	0.00%(3)	$3.99	0.77%
Hypothetical	$1,000	$1,025.21	$0.00	0.00%(3)	$3.92	0.77%
One Choice Portfolio: Moderate
Actual	$1,000	$1,069.40	$0.00	0.00%(3)	$4.54	0.87%
Hypothetical	$1,000	$1,025.21	$0.00	0.00%(3)	$4.43	0.87%
One Choice Portfolio: Aggressive
Actual	$1,000	$1,076.30	$0.00	0.00%(3)	$5.02	0.96%
Hypothetical	$1,000	$1,025.21	$0.00	0.00%(3)	$4.89	0.96%
One Choice Portfolio: Very Aggressive
Actual	$1,000	$1,078.90	$0.00	0.00%(3)	$5.40	1.03%
Hypothetical	$1,000	$1,025.21	$0.00	0.00%(3)	$5.24	1.03%
(1)	Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the fund’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the fund plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the fund’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

14

Schedule of Investments

One Choice Portfolios

JANUARY 31, 2010 (UNAUDITED)
	Shares	Value		Shares	Value
One Choice Portfolio: Very Conservative			One Choice Portfolio: Conservative
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 43.3%			DOMESTIC FIXED INCOME FUNDS — 40.9%
Diversified Bond Fund			Diversified Bond Fund
Investor Class	4,315,550	$ 46,090,074	Investor Class	8,767,192	$ 93,633,611
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Investor Class	1,201,097	13,992,780	Fund Investor Class	2,312,377	26,939,192
		60,082,854			120,572,803
DOMESTIC EQUITY FUNDS — 23.9%			DOMESTIC EQUITY FUNDS — 37.6%
Equity Growth Fund			Equity Growth Fund
Investor Class	347,300	6,157,629	Investor Class	1,382,455	24,510,927
Growth Fund Investor Class	194,301	4,084,207	Growth Fund Investor Class	727,971	15,301,951
Large Company Value Fund			Large Company Value Fund
Investor Class	2,103,803	10,308,635	Investor Class	6,214,253	30,449,840
Real Estate Fund			Real Estate Fund
Investor Class	204,253	2,759,458	Investor Class	441,030	5,958,315
Small Company Fund			Small Company Fund
Investor Class	228,991	1,369,366	Investor Class	732,571	4,380,775
Value Fund Investor Class	1,299,659	6,524,288	Value Fund Investor Class	3,785,671	19,004,068
Vista Fund Investor Class(2)	160,002	2,009,625	Vista Fund Investor Class(2)	892,797	11,213,530
		33,213,208			110,819,406
MONEY MARKET FUNDS — 22.9%			INTERNATIONAL FIXED INCOME FUNDS — 7.9%
Prime Money Market Fund			International Bond Fund
Investor Class	31,711,289	31,711,289	Investor Class	1,645,115	23,426,437
INTERNATIONAL FIXED INCOME FUNDS — 9.9%			MONEY MARKET FUNDS — 7.8%
International Bond Fund			Prime Money Market Fund
Investor Class	968,254	13,787,937	Investor Class	23,003,104	23,003,104
TOTAL INVESTMENT			INTERNATIONAL EQUITY FUNDS — 5.8%
SECURITIES — 100.0%			International Growth Fund
(Cost $130,905,269)		138,795,288	Investor Class	1,843,754	17,239,100
OTHER ASSETS AND LIABILITIES(3)		8	TOTAL INVESTMENT
TOTAL NET ASSETS — 100.0%		$138,795,296	SECURITIES — 100.0%
			(Cost $292,036,950)		295,060,850
Notes to Schedule of Investments			OTHER ASSETS AND LIABILITIES(3)		28,641
(1)	Investments are funds within the American Century Investments		TOTAL NET ASSETS — 100.0%		$295,089,491
family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			Notes to Schedule of Investments
(2) Non-income producing.			(1)	Investments are funds within the American Century Investments
(3)	Category is less then 0.05% of total net assets.		family of funds, of which certain funds may be deemed to be under
			common control because of the same board of directors.
			(2) Non-income producing.
			(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

15

One Choice Portfolios

	Shares	Value		Shares	Value
One Choice Portfolio: Moderate			One Choice Portfolio: Aggressive
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 48.5%			DOMESTIC EQUITY FUNDS — 58.3%
Equity Growth Fund			Equity Growth Fund
Investor Class	5,253,195	$ 93,139,147	Investor Class	3,111,837	$ 55,172,870
Growth Fund Investor Class	2,461,306	51,736,652	Growth Fund Investor Class	2,803,561	58,930,852
Large Company Value Fund			Large Company Value Fund
Investor Class	11,021,799	54,006,815	Investor Class	6,437,756	31,545,004
Real Estate Fund			Real Estate Fund
Investor Class	920,096	12,430,497	Investor Class	594,565	8,032,573
Small Company Fund			Small Company Fund
Investor Class	2,036,502	12,178,282	Investor Class	1,491,445	8,918,841
Value Fund Investor Class	6,073,923	30,491,094	Value Fund Investor Class	3,361,498	16,874,720
Vista Fund Investor Class(2)	3,229,977	40,568,511	Vista Fund Investor Class(2)	4,116,408	51,702,085
		294,550,998			231,176,945
DOMESTIC FIXED INCOME FUNDS — 29.9%			DOMESTIC FIXED INCOME FUNDS — 22.1%
Diversified Bond Fund			Diversified Bond Fund
Investor Class	12,321,191	131,590,320	Investor Class	5,100,825	54,476,811
High-Yield Fund			High-Yield Fund
Investor Class	2,153,933	12,535,890	Investor Class	2,833,277	16,489,672
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Investor Class	3,175,476	36,994,295	Fund Investor Class	1,443,542	16,817,265
		181,120,505			87,783,748
INTERNATIONAL EQUITY FUNDS — 13.7%			INTERNATIONAL EQUITY FUNDS — 18.6%
Emerging Markets Fund			Emerging Markets Fund
Investor Class	3,393,582	23,924,753	Investor Class	3,617,583	25,503,960
International Growth Fund			International Growth Fund
Investor Class	6,340,718	59,285,713	Investor Class	5,177,110	48,405,979
		83,210,466			73,909,939
MONEY MARKET FUNDS — 5.0%			MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund			Prime Money Market Fund
Investor Class	30,521,818	30,521,818	Investor Class	4,079,442	4,079,442
INTERNATIONAL FIXED INCOME FUNDS — 2.9%			TOTAL INVESTMENT
International Bond Fund			SECURITIES — 100.0%
Investor Class	1,231,236	17,532,801	(Cost $424,814,334)		396,950,074
TOTAL INVESTMENT			OTHER ASSETS AND LIABILITIES(3)		9,106
SECURITIES — 100.0%			TOTAL NET ASSETS — 100.0%		$396,959,180
(Cost $630,630,151)		606,936,588
OTHER ASSETS AND LIABILITIES(3)		352	Notes to Schedule of Investments
TOTAL NET ASSETS — 100.0%		$606,936,940	(1)	Investments are funds within the American Century Investments
			family of funds, of which certain funds may be deemed to be under
Notes to Schedule of Investments			common control because of the same board of directors.
(1)	Investments are funds within the American Century Investments		(2) Non-income producing.
family of funds, of which certain funds may be deemed to be under			(3)	Category is less than 0.05% of total net assets.
common control because of the same board of directors.
(2) Non-income producing.
(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

16

One Choice Portfolios

	Shares	Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 72.0%
Equity Growth Fund
Investor Class	1,551,539	$ 27,508,786
Growth Fund Investor Class	1,376,700	28,938,234
Large Company Value Fund
Investor Class	3,260,053	15,974,260
Real Estate Fund
Investor Class	239,699	3,238,334
Small Company Fund
Investor Class	670,859	4,011,737
Value Fund Investor Class	1,761,524	8,842,850
Vista Fund Investor Class(2)	2,033,556	25,541,463
		114,055,664
INTERNATIONAL EQUITY FUNDS — 22.8%
Emerging Markets Fund
Investor Class	1,662,595	11,721,295
International Growth Fund
Investor Class	2,613,364	24,434,953
		36,156,248
DOMESTIC FIXED INCOME FUNDS — 4.2%
Diversified Bond Fund
Investor Class	618,044	6,600,710
MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund
Investor Class	1,610,882	1,610,882
TOTAL INVESTMENT
SECURITIES — 100.0%
(Cost $174,378,081)		158,423,504
OTHER ASSETS AND LIABILITIES(3)		10
TOTAL NET ASSETS — 100.0%		$158,423,514

Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.
(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

JANUARY 31, 2010 (UNAUDITED)
	Very Conservative	Conservative	Moderate
Assets
Investment securities in affiliates, at value (cost of
$130,905,269, $292,036,950 and $630,630,151, respectively)	$138,795,288	$295,060,850	$606,936,588
Receivable for capital shares sold	56,191	170,044	231,642
Distributions receivable from affiliates	124,396	247,928	425,633
	138,975,875	295,478,822	607,593,863

Liabilities
Payable for investments purchased	23,303	175,224	406,890
Payable for capital shares redeemed	157,276	214,107	250,033
	180,579	389,331	656,923

Net Assets	$138,795,296	$295,089,491	$606,936,940

Investor Class Capital Shares, $0.01 Par Value
Outstanding	13,650,030	29,188,043	59,470,137

Net Asset Value Per Share	$10.17	$10.11	$10.21

Net Assets Consist of:
Capital (par value and paid-in surplus)	$139,677,659	$317,688,392	$693,169,359
Undistributed net investment income	120,973	276,909	470,770
Accumulated net realized loss on investment transactions	(8,893,355)	(25,899,710)	(63,009,626)
Net unrealized appreciation (depreciation) on investments	7,890,019	3,023,900	(23,693,563)
	$138,795,296	$295,089,491	$606,936,940

See Notes to Financial Statements.

18

JANUARY 31, 2010 (UNAUDITED)
	Aggressive	Very Aggressive
Assets
Investment securities in affiliates, at value (cost of
$424,814,334 and $174,378,081, respectively)	$396,950,074	$158,423,504
Receivable for investments sold	—	47,459
Receivable for capital shares sold	343,507	84,467
Distributions receivable from affiliates	242,894	17,825
	397,536,475	158,573,255

Liabilities
Payable for investments purchased	151,542	—
Payable for capital shares redeemed	425,753	149,741
	577,295	149,741

Net Assets	$396,959,180	$158,423,514

Investor Class Capital Shares, $0.01 Par Value
Outstanding	38,880,463	15,825,439

Net Asset Value Per Share	$10.21	$10.01

Net Assets Consist of:
Capital (par value and paid-in surplus)	$463,985,299	$195,333,095
Undistributed net investment income	265,826	18,771
Accumulated net realized loss on investment transactions	(39,427,685)	(20,973,775)
Net unrealized depreciation on investments	(27,864,260)	(15,954,577)
	$396,959,180	$158,423,514

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)
	Very Conservative	Conservative	Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$1,906,863	$ 3,954,476	$ 6,495,584

Expenses:
Directors’ fees and expenses	2,423	5,123	10,881

Net investment income (loss)	1,904,440	3,949,353	6,484,703

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,337,703)	(3,494,042)	(7,429,236)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	4,794,334	14,355,691	38,344,128

Net realized and unrealized gain (loss) on affiliates	3,456,631	10,861,649	30,914,892

Net Increase (Decrease) in Net Assets
Resulting from Operations	$5,361,071	$14,811,002	$37,399,595

See Notes to Financial Statements.

20

FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)
	Aggressive	Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 3,403,759	$ 862,135

Expenses:
Directors’ fees and expenses	7,111	2,914

Net investment income (loss)	3,396,648	859,221

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(4,196,585)	(2,446,806)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	27,848,987	13,011,176

Net realized and unrealized gain (loss) on affiliates	23,652,402	10,564,370

Net Increase (Decrease) in Net Assets
Resulting from Operations	$27,049,050	$11,423,591

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	Very Conservative		Conservative
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 1,904,440	$ 2,962,020	$ 3,949,353	$ 7,473,349
Net realized gain (loss)	(1,337,703)	(6,864,019)	(3,494,042)	(20,479,852)
Change in net unrealized
appreciation (depreciation)	4,794,334	4,009,013	14,355,691	(6,276,066)
Net increase (decrease) in net assets
resulting from operations	5,361,071	107,014	14,811,002	(19,282,569)

Distributions to Shareholders
From net investment income	(1,922,010)	(3,036,159)	(3,949,842)	(7,787,898)
From net realized gains	—	(540,084)	—	(5,048,736)
Decrease in net assets from distributions	(1,922,010)	(3,576,243)	(3,949,842)	(12,836,634)

Capital Share Transactions
Proceeds from shares sold	48,719,708	83,855,930	54,437,656	71,600,317
Proceeds from reinvestment of distributions	1,873,549	3,477,111	3,852,299	12,604,341
Payments for shares redeemed	(29,935,979)	(53,766,219)	(26,465,488)	(82,757,201)
Net increase (decrease) in net assets
from capital share transactions	20,657,278	33,566,822	31,824,467	1,447,457

Net increase (decrease) in net assets	24,096,339	30,097,593	42,685,627	(30,671,746)

Net Assets
Beginning of period	114,698,957	84,601,364	252,403,864	283,075,610
End of period	$138,795,296	$114,698,957	$295,089,491	$252,403,864

Undistributed net investment income	$120,973	$138,543	$276,909	$277,398

Transactions in Shares of the Funds
Sold	4,787,066	8,786,463	5,363,134	7,629,234
Issued in reinvestment of distributions	183,479	363,375	376,811	1,364,932
Redeemed	(2,934,120)	(5,700,965)	(2,606,775)	(8,928,048)
Net increase (decrease) in shares
of the funds	2,036,425	3,448,873	3,133,170	66,118

See Notes to Financial Statements.

22

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	Moderate		Aggressive
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 6,484,703	$ 13,376,941	$ 3,396,648	$ 6,818,656
Net realized gain (loss)	(7,429,236)	(51,077,345)	(4,196,585)	(31,944,153)
Change in net unrealized
appreciation (depreciation)	38,344,128	(45,261,904)	27,848,987	(50,610,667)
Net increase (decrease) in net assets
resulting from operations	37,399,595	(82,962,308)	27,049,050	(75,736,164)

Distributions to Shareholders
From net investment income	(6,497,432)	(13,912,448)	(5,719,372)	(7,877,338)
From net realized gains	—	(19,257,364)	—	(15,603,260)
Decrease in net assets from distributions	(6,497,432)	(33,169,812)	(5,719,372)	(23,480,598)

Capital Share Transactions
Proceeds from shares sold	72,808,939	106,420,172	49,318,789	74,594,664
Proceeds from reinvestment of distributions	6,343,581	32,565,961	5,656,734	23,214,995
Payments for shares redeemed	(45,300,104)	(132,504,961)	(30,434,867)	(73,590,633)
Net increase (decrease) in net assets
from capital share transactions	33,852,416	6,481,172	24,540,656	24,219,026

Net increase (decrease) in net assets	64,754,579	(109,650,948)	45,870,334	(74,997,736)

Net Assets
Beginning of period	542,182,361	651,833,309	351,088,846	426,086,582
End of period	$606,936,940	$542,182,361	$396,959,180	$351,088,846

Undistributed net investment income	$470,770	$483,499	$265,840	$2,588,550

Transactions in Shares of the Funds
Sold	7,089,551	11,410,931	4,781,139	8,103,219
Issued in reinvestment of distributions	609,026	3,652,095	531,149	2,770,280
Redeemed	(4,411,645)	(14,468,114)	(2,937,175)	(8,142,991)
Net increase (decrease) in shares
of the funds	3,286,932	594,912	2,375,113	2,730,508

See Notes to Financial Statements.

23

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	Very Aggressive
Increase (Decrease) in Net Assets	2010	2009
Operations
Net investment income (loss)	$ 859,221	$ 1,946,502
Net realized gain (loss)	(2,446,806)	(16,311,084)
Change in net unrealized appreciation (depreciation)	13,011,176	(25,530,622)
Net increase (decrease) in net assets resulting from operations	11,423,591	(39,895,204)

Distributions to Shareholders
From net investment income	(1,466,730)	(1,902,034)
From net realized gains	—	(7,869,388)
Decrease in net assets from distributions	(1,466,730)	(9,771,422)

Capital Share Transactions
Proceeds from shares sold	15,867,832	38,191,366
Proceeds from reinvestment of distributions	1,429,864	9,521,101
Payments for shares redeemed	(14,926,753)	(33,408,768)
Net increase (decrease) in net assets from capital share transactions	2,370,943	14,303,699

Net increase (decrease) in net assets	12,327,804	(35,362,927)

Net Assets
Beginning of period	146,095,710	181,458,637
End of period	$158,423,514	$146,095,710

Undistributed net investment income	$18,771	$626,280

Transactions in Shares of the Fund
Sold	1,562,840	4,345,372
Issued in reinvestment of distributions	135,404	1,172,550
Redeemed	(1,474,170)	(3,754,950)
Net increase (decrease) in shares of the fund	224,074	1,762,972

See Notes to Financial Statements.

24

Notes to Financial Statements

JANUARY 31, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. One Choice Portfolio: Very Conservative (Very Conservative), One Choice Portfolio: Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning that substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds’ investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds’ significant accounting policies.

Underlying Funds — Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). A brief description of each of the underlying funds follows.

Domestic Equity Funds

Equity Growth Fund seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.

Growth Fund seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

Large Company Value Fund seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

Real Estate Fund seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

Small Company Fund seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

Value Fund seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

Vista Fund seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

International Equity Funds

Emerging Markets Fund seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

International Growth Fund seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

25

Domestic Fixed Income Funds

Diversified Bond Fund seeks a high level of income by investing primarily in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

High-Yield Fund seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Inflation-Adjusted Bond Fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

International Fixed Income Funds

International Bond Fund seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States.

Money Market Funds

Prime Money Market Fund seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, very short-term debt securities issued by corporations, banks and governments.

Security Valuations — Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2006. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

26

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since January 31, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through March 26, 2010, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Administrative Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds. Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/ or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions for the six months ended January 31, 2010, were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Purchases	$33,695,637	$40,649,746	$51,933,828	$33,216,678	$8,328,755
Sales	$13,062,938	$8,868,671	$18,121,584	$11,022,629	$6,566,328

27

4. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the six months ended January 31, 2010 follows:

	July 31, 2009					January 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Very Conservative
Diversified Bond Fund
Investor Class	3,562,353	$ 11,693,828	$ 3,715,159	$ (15,848)	$ 903,271	4,315,550	$ 46,090,074
Inflation-Adjusted Bond
Fund Investor Class	1,018,564	3,033,976	957,500	(5,790)	214,605	1,201,097	13,992,780
Equity Growth Fund
Investor Class	329,231	1,271,316	1,263,951	(297,326)	40,237	347,300	6,157,629
Growth Fund
Investor Class	187,385	885,746	798,492	(35,888)	11,575	194,301	4,084,207
Large Company Value
Fund Investor Class	1,967,444	2,138,536	1,994,201	(509,590)	85,847	2,103,803	10,308,635
Real Estate Fund
Investor Class	213,289	653,845	782,062	9,056	25,209	204,253	2,759,458
Small Company Fund
Investor Class	224,824	256,339	326,754	(87,502)	4,033	228,991	1,369,366
Value Fund
Investor Class	1,233,424	1,327,683	1,282,176	(266,326)	70,228	1,299,659	6,524,288
Vista Fund
Investor Class(2)	145,440	432,888	365,567	(111,334)	—	160,002	2,009,625
Prime Money Market
Fund Investor Class	25,423,737	8,560,873	2,273,321	—	5,908	31,711,289	31,711,289
International Bond Fund
Investor Class	779,169	3,440,607	641,458	(17,155)	545,950	968,254	13,787,937
		$33,695,637	$14,400,641	$(1,337,703)	$1,906,863		$138,795,288
(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

28

	July 31, 2009					January 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Conservative
Diversified Bond Fund
Investor Class	7,262,746	$16,746,253	$ 757,620	$ (2,354)	$1,773,729	8,767,192	$ 93,633,611
Inflation-Adjusted Bond
Fund Investor Class	1,989,202	3,874,530	169,199	(17)	396,877	2,312,377	26,939,192
Equity Growth Fund
Investor Class	1,349,108	2,006,856	2,095,694	(680,691)	157,594	1,382,455	24,510,927
Growth Fund
Investor Class	711,829	1,225,951	989,089	(95,206)	41,334	727,971	15,301,951
Large Company Value
Fund Investor Class	5,971,111	2,704,238	2,358,086	(855,310)	252,327	6,214,253	30,449,840
Real Estate Fund
Investor Class	461,178	466,833	1,198,635	(474,357)	52,681	441,030	5,958,315
Small Company Fund
Investor Class	731,733	350,299	611,778	(264,930)	12,902	732,571	4,380,775
Value Fund
Investor Class	3,659,900	1,518,629	1,410,928	(515,269)	200,115	3,785,671	19,004,068
Vista Fund
Investor Class(2)	840,146	1,116,009	661,597	(213,231)	—	892,797	11,213,530
International Bond Fund
Investor Class	1,352,745	4,475,490	151,694	(1,288)	917,306	1,645,115	23,426,437
Prime Money Market
Fund Investor Class	18,792,481	4,356,274	145,651	—	4,271	23,003,104	23,003,104
International Growth
Fund Investor Class	1,803,403	1,808,384	1,812,742	(391,389)	145,340	1,843,754	17,239,100
		$40,649,746	$12,362,713	$(3,494,042)	$3,954,476		$295,060,850
(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

29

	July 31, 2009					January 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Moderate
Equity Growth Fund
Investor Class	5,212,157	$ 4,163,533	$ 5,133,085	$(1,739,768)	$ 604,294	5,253,195	$ 93,139,147
Growth Fund
Investor Class	2,441,838	2,282,944	2,080,042	(214,664)	139,687	2,461,306	51,736,652
Large Company Value
Fund Investor Class	10,842,635	2,417,707	2,400,861	(887,869)	455,958	11,021,799	54,006,815
Real Estate Fund
Investor Class	976,153	536,862	2,501,765	(1,251,874)	110,858	920,096	12,430,497
Small Company Fund
Investor Class	2,066,948	537,113	1,282,314	(571,311)	36,686	2,036,502	12,178,282
Value Fund
Investor Class	5,964,772	1,343,100	1,283,777	(490,616)	323,642	6,073,923	30,491,094
Vista Fund
Investor Class(2)	3,113,198	2,201,472	1,073,761	(378,823)	—	3,229,977	40,568,511
Diversified Bond Fund
Investor Class	10,433,340	21,338,255	1,279,645	(6,407)	2,518,602	12,321,191	131,590,320
High-Yield Fund
Investor Class	1,999,943	912,368	63,329	(9,064)	516,642	2,153,933	12,535,890
Inflation-Adjusted Bond
Fund Investor Class	2,811,911	4,326,259	162,589	127	551,867	3,175,476	36,994,295
Emerging Markets Fund
Investor Class	3,599,521	1,074,361	3,267,892	(741,831)	—	3,393,582	23,924,753
International Growth
Fund Investor Class	6,367,747	3,451,905	4,803,938	(1,136,285)	505,189	6,340,718	59,285,713
Prime Money Market
Fund Investor Class	25,707,084	4,950,258	135,524	—	5,806	30,521,818	30,521,818
International Bond Fund
Investor Class	1,075,634	2,397,691	82,298	(851)	726,353	1,231,236	17,532,801
		$51,933,828	$25,550,820	$(7,429,236)	$6,495,584		$606,936,588
(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

30

	July 31, 2009					January 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Aggressive
Equity Growth Fund
Investor Class	3,018,599	$ 2,943,408	$ 1,976,585	$ (687,275)	$ 356,730	3,111,837	$ 55,172,870
Growth Fund
Investor Class	2,762,658	2,894,485	2,320,332	(206,282)	158,501	2,803,561	58,930,852
Large Company Value
Fund Investor Class	6,180,538	1,740,563	764,324	(284,345)	265,207	6,437,756	31,545,004
Real Estate Fund
Investor Class	625,780	359,316	1,628,293	(859,379)	72,146	594,565	8,032,573
Small Company Fund
Investor Class	1,490,657	404,500	745,335	(342,867)	27,150	1,491,445	8,918,841
Value Fund
Investor Class	3,251,074	764,289	369,564	(142,468)	179,783	3,361,498	16,874,720
Vista Fund
Investor Class(2)	3,850,286	3,803,452	606,669	(219,120)	—	4,116,408	51,702,085
Diversified Bond Fund
Investor Class	4,143,713	10,793,068	627,354	(1,403)	1,019,379	5,100,825	54,476,811
High-Yield Fund
Investor Class	2,565,249	1,609,461	131,941	(17,100)	673,454	2,833,277	16,489,672
Inflation-Adjusted Bond
Fund Investor Class	1,202,474	2,874,244	114,714	170	239,501	1,443,542	16,817,265
Emerging Markets Fund
Investor Class	3,750,038	1,168,906	2,782,616	(664,200)	—	3,617,583	25,503,960
International Growth
Fund Investor Class	5,104,283	3,050,711	3,122,779	(772,316)	411,155	5,177,110	48,405,979
Prime Money Market
Fund Investor Class	3,297,875	810,275	28,708	—	753	4,079,442	4,079,442
		$33,216,678	$15,219,214	$(4,196,585)	$3,403,759		$396,950,074
(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

31

	July 31, 2009					January 31, 2010
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Very Aggressive
Equity Growth Fund
Investor Class	1,535,160	$1,024,167	$1,109,088	$ (388,076)	$178,741	1,551,539	$ 27,508,786
Growth Fund
Investor Class	1,386,953	1,048,092	1,400,221	(123,145)	78,476	1,376,700	28,938,234
Large Company Value
Fund Investor Class	3,189,968	720,119	600,916	(229,163)	134,985	3,260,053	15,974,260
Real Estate Fund
Investor Class	258,650	92,831	664,509	(324,265)	29,271	239,699	3,238,334
Small Company Fund
Investor Class	683,588	116,181	353,843	(164,437)	12,356	670,859	4,011,737
Value Fund
Investor Class	1,736,774	325,369	332,845	(128,338)	94,605	1,761,524	8,842,850
Vista Fund
Investor Class(2)	1,943,972	1,852,481	978,646	(293,645)	—	2,033,556	25,541,463
Emerging Markets Fund
Investor Class	1,785,207	348,728	1,572,430	(350,737)	—	1,662,595	11,721,295
International Growth
Fund Investor Class	2,611,903	1,254,372	1,667,283	(445,526)	206,471	2,613,364	24,434,953
Diversified Bond Fund
Investor Class	527,307	1,259,085	296,161	526	126,923	618,044	6,600,710
Prime Money Market
Fund Investor Class	1,360,744	287,330	37,192	—	307	1,610,882	1,610,882
		$8,328,755	$9,013,134	$(2,446,806)	$862,135		$158,423,504
(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

5. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

6. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

32

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of January 31, 2010, the valuation inputs used to determine the fair value of the funds’ securities were classified as Level 1.

7. Risk Factors

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds’ investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Federal tax cost
of investments	$139,608,338	$314,187,506	$678,797,908	$456,474,970	$190,014,658
Gross tax appreciation
of investments	—	—	$ 5,212,975	$ 3,068,424	$ 978,036
Gross tax depreciation
of investments	$(813,050)	$(19,126,656)	(77,074,295)	(62,593,320)	(32,569,190)
Net tax appreciation
(depreciation)
of investments	$(813,050)	$(19,126,656)	$(71,861,320)	$(59,524,896)	$(31,591,154)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of July 31, 2009:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Accumulated
capital losses	—	$(685,394)	$(3,239,053)	$(2,141,306)	$(2,321,712)
Capital loss deferrals	$(73,976)	$(2,134,280)	$(7,701,510)	$(4,291,043)	$(2,414,255)

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire in 2017.

The capital loss deferrals listed above represent net capital losses incurred in the nine-month period ended July 31, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

33

9. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory agreement. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval.

34

Financial Highlights

One Choice Portfolio: Very Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.88	$10.36	$10.55	$10.23	$10.27	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.15	0.30	0.43	0.40	0.37	0.25
Net Realized and
Unrealized Gain (Loss)	0.29	(0.40)	(0.12)	0.33	(0.04)	0.29
Total From
Investment Operations	0.44	(0.10)	0.31	0.73	0.33	0.54
Distributions
From Net
Investment Income	(0.15)	(0.32)	(0.46)	(0.39)	(0.36)	(0.27)
From Net Realized Gains	—	(0.06)	(0.04)	(0.02)	(0.01)	—
Total Distributions	(0.15)	(0.38)	(0.50)	(0.41)	(0.37)	(0.27)
Net Asset Value,
End of Period	$10.17	$9.88	$10.36	$10.55	$10.23	$10.27

Total Return(4)	4.40%	(0.87)%	2.91%	7.23%	3.27%	5.43%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to Average
Net Assets	2.84%(6)	3.13%	4.06%	3.83%	3.67%	3.00%(6)
Portfolio Turnover Rate	10%	42%	17%	17%	34%	38%
Net Assets, End of Period
(in thousands)	$138,795	$114,699	$84,601	$40,983	$19,852	$10,132
(1)	Six months ended January 31, 2010 (unaudited).
(2)	September 30, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

35

One Choice Portfolio: Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.69	$10.89	$11.38	$10.66	$10.54	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.14	0.29	0.44	0.35	0.34	0.22
Net Realized and
Unrealized Gain (Loss)	0.42	(0.98)	(0.40)	0.75	0.12	0.58
Total From
Investment Operations	0.56	(0.69)	0.04	1.10	0.46	0.80
Distributions
From Net
Investment Income	(0.14)	(0.31)	(0.45)	(0.35)	(0.33)	(0.26)
From Net Realized Gains	—	(0.20)	(0.08)	(0.03)	(0.01)	—
Total Distributions	(0.14)	(0.51)	(0.53)	(0.38)	(0.34)	(0.26)
Net Asset Value,
End of Period	$10.11	$9.69	$10.89	$11.38	$10.66	$10.54

Total Return(4)	5.79%	(6.05)%	0.18%	10.41%	4.45%	8.08%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to Average
Net Assets	2.80%(6)	3.13%	3.85%	3.14%	3.23%	2.63%(6)
Portfolio Turnover Rate	3%	40%	18%	7%	8%	12%
Net Assets, End of Period
(in thousands)	$295,089	$252,404	$283,076	$227,830	$110,384	$43,183
(1)	Six months ended January 31, 2010 (unaudited).
(2)	September 30, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

36

One Choice Portfolio: Moderate

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.65	$11.73	$12.58	$11.34	$10.97	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.11	0.24	0.43	0.35	0.34	0.17
Net Realized and
Unrealized Gain (Loss)	0.56	(1.70)	(0.70)	1.29	0.38	0.99
Total From
Investment Operations	0.67	(1.46)	(0.27)	1.64	0.72	1.16
Distributions
From Net
Investment Income	(0.11)	(0.26)	(0.44)	(0.35)	(0.34)	(0.19)
From Net Realized Gains	—	(0.36)	(0.14)	(0.05)	(0.01)	—
Total Distributions	(0.11)	(0.62)	(0.58)	(0.40)	(0.35)	(0.19)
Net Asset Value,
End of Period	$10.21	$9.65	$11.73	$12.58	$11.34	$10.97

Total Return(4)	6.94%	(11.94)%	(2.37)%	14.56%	6.68%	11.71%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to Average
Net Assets	2.17(6)	2.63%	3.44%	2.85%	3.02%	1.98%(6)
Portfolio Turnover Rate	3%	32%	18%	7%	7%	3%
Net Assets, End of Period
(in thousands)	$606,937	$542,182	$651,833	$586,377	$253,610	$97,313
(1)	Six months ended January 31, 2010 (unaudited).
(2)	September 30, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

37

One Choice Portfolio: Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.62	$12.62	$13.69	$11.83	$11.26	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.09	0.20	0.41	0.32	0.31	0.14
Net Realized and
Unrealized Gain (Loss)	0.65	(2.49)	(0.90)	1.87	0.56	1.22
Total From
Investment Operations	0.74	(2.29)	(0.49)	2.19	0.87	1.36
Distributions
From Net
Investment Income	(0.15)	(0.24)	(0.40)	(0.28)	(0.29)	(0.10)
From Net Realized Gains	—	(0.47)	(0.18)	(0.05)	(0.01)	—
Total Distributions	(0.15)	(0.71)	(0.58)	(0.33)	(0.30)	(0.10)
Net Asset Value,
End of Period	$10.21	$9.62	$12.62	$13.69	$11.83	$11.26

Total Return(4)	7.63%	(17.28)%	(3.97)%	18.78%	7.84%	13.61%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to Average
Net Assets	1.73%(6)	2.12%	3.07%	2.46%	2.68%	1.52%(6)
Portfolio Turnover Rate	3%	27%	17%	7%	6%	3%
Net Assets, End of Period
(in thousands)	$396,959	$351,089	$426,087	$397,022	$191,350	$64,623
(1)	Six months ended January 31, 2010 (unaudited).
(2)	September 30, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

38

One Choice Portfolio: Very Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$9.36	$13.11	$14.58	$12.23	$11.48	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.05	0.13	0.36	0.25	0.25	0.08
Net Realized and
Unrealized Gain (Loss)	0.69	(3.17)	(1.27)	2.40	0.78	1.49
Total From
Investment Operations	0.74	(3.04)	(0.91)	2.65	1.03	1.57
Distributions
From Net
Investment Income	(0.09)	(0.14)	(0.37)	(0.24)	(0.27)	(0.09)
From Net Realized Gains	—	(0.57)	(0.19)	(0.06)	(0.01)	—
Total Distributions	(0.09)	(0.71)	(0.56)	(0.30)	(0.28)	(0.09)
Net Asset Value,
End of Period	$10.01	$9.36	$13.11	$14.58	$12.23	$11.48

Total Return(4)	7.89%	(22.35)%	(6.63)%	21.87%	9.00%	15.81%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets(5)	0.00%(6)	0.00%	0.00%	0.00%	0.00%	0.00%(6)
Ratio of Net Investment
Income (Loss) to Average
Net Assets	1.08%(6)	1.48%	2.53%	1.85%	2.08%	0.84%(6)
Portfolio Turnover Rate	4%	23%	15%	8%	9%	8%
Net Assets, End of Period
(in thousands)	$158,424	$146,096	$181,459	$168,844	$77,262	$25,649
(1)	Six months ended January 31, 2010 (unaudited).
(2)	September 30, 2004 (fund inception) through July 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(6) Annualized.

See Notes to Financial Statements.

39

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

40

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Citigroup Non-U.S. World Government Bond Index is based on the Citigroup World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (Europe, Australasia, Far East) Index is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) Index represents the performance of stocks in global emerging market countries.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

41

Notes

42

Notes

43

Notes

44

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Asset Allocation Portfolios, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1003
CL-SAN-67773N

ITEM 2. CODE OF ETHICS.
Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.
(a)		The registrant's principal executive officer and principal financial officer have concluded that
		the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
		Investment Company Act of 1940) are effective based on their evaluation of these controls and
		procedures as of a date within 90 days of the filing date of this report.

(b)		There were no changes in the registrant's internal control over financial reporting (as defined in
		Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's
		second fiscal quarter of the period covered by this report that have materially affected, or are
		reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)	(1)	Not applicable for semiannual report filings.

(a)	(2)	Separate certifications by the registrant’s principal executive officer and principal financial
		officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the
		Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)	(3)	Not applicable.

(b)		A certification by the registrant’s chief executive officer and chief financial officer, pursuant to
		Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-
		99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 31, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 31, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 31, 2010